File Nos. 33-6851
                                                                      811-4723
                              SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

      Pre-Effective Amendment No.                                       [  ]


      Post-Effective Amendment No. 20                                   [X]


                                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]


      Amendment No. 20                                                  [X]


                        (Check appropriate box or boxes.)

                        DREYFUS TREASURY CASH MANAGEMENT
               (Exact Name of Registrant as Specified in Charter)

            c/o The Dreyfus Corporation
            200 Park Avenue, New York, New York       10166
            (Address of Principal Executive Offices)  (Zip Code)


      Registrant's Telephone Number, including Area Code: (212) 922-6000

                                     Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                   New York, New York 10166
                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            immediately upon filing pursuant to paragraph (b)
      ----

       X    on June 1, 2000 pursuant to paragraph (b)
      ----

            60 days after filing pursuant to paragraph (a)(i)
      ----
            on    (date)     pursuant to paragraph (a)(i)
      ----
            75 days after filing pursuant to paragraph (a)(ii)
      ----
            on     (date)      pursuant to paragraph (a)(ii) of Rule 485
      ----

If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      ----




Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS June 1, 2000


ADMINISTRATIVE SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  28

Services for Fund Investors                                              28

Instructions for Account Transactions                                    29

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

<PAGE 1>


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities


* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches


*  repurchase agreements, including tri-party repurchase agreements


*  asset-backed securities


* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



<PAGE 2>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.45    5.40    5.02
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.37%


WORST QUARTER:                   Q2 '99                          +1.16%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.41%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                               Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         5.02%                                                  5.29%

The 7-day yield for Administrative shares on 12/31/99 was 5.56%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year             3 Years               5 Years               10 Years
------------------------------------------------------------------------------

$31                $97                   $169                  $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management

<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*  repurchase agreements, including tri-party repurchase agreements

*  asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



<PAGE 4>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.52    5.44    5.06
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q3 '97                          +1.38%


WORST QUARTER:                   Q2 '99                          +1.18%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.40%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         5.06%                                                  5.34%

The 7-day yield for Administrative shares on 12/31/99 was 5.46%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years          5 Years                 10 Years
--------------------------------------------------------------------------

$31                   $97              $169                    $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management Plus

<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 6>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.42    5.30    4.85
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.36%


WORST QUARTER:                   Q2 '99                          +1.14%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.34%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


            Since
            inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.85%                                                     5.20%

The 7-day yield for Administrative shares on 12/31/99 was 4.98%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years              5 Years                  10 Years
--------------------------------------------------------------------------------

$31                    $97                  $169                     $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Cash Management

<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

<PAGE 8>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the performance of the fund's Administrative shares for its first full calendar year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                           4.90
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '99                          +1.29%

WORST QUARTER:                   Q2 '99                          +1.15%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.35%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         4.90%                                                  5.08%

The 7-day yield for Administrative shares on 12/31/99 was 5.01%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year             3 Years                    5 Years                10 Years
-------------------------------------------------------------------------------

$31                $97                        $169                   $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Prime Cash Management

<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



<PAGE 10>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.30    5.17    4.73
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.33%


WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.30%.


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.73%                                                     5.08%

The 7-day yield for Administrative shares on 12/31/99 was 4.78%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                   3 Years          5 Years                  10 Years
-----------------------------------------------------------------------------

$31                      $97              $169                     $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the rend of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Cash Management

<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

<PAGE 12>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.17    5.03    4.57
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q3 '97                          +1.29%


WORST QUARTER:                   Q2 '99                          +1.00%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.29%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.57%                                                  4.93%

The 7-day yield for Administrative shares on 12/31/99 was 4.93%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year               3 Years                5 Years                10 Years
------------------------------------------------------------------------------

$31                  $97                    $169                   $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Prime Cash Management

<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

<PAGE 14>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           3.38    3.18    2.97
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '97                          +0.88%


WORST QUARTER:                   Q1 '99                          +0.59%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.81%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         2.97%                                                  3.19%

The 7-day yield for Administrative shares on 12/31/99 was 4.03%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years                  5 Years               10 Years
------------------------------------------------------------------------------

$31                 $97                      $169                  $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Tax Exempt Cash Management

<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.



<PAGE 16>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           3.48    3.31    3.04
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '97                          +0.90%


WORST QUARTER:                   Q1 '99                          +0.68%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.84%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         3.04%                                                 3.29%

The 7-day yield for Administrative shares on 12/31/99 was 4.06%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                5 Years               10 Years
-------------------------------------------------------------------------------

$31                    $97                    $169                  $381

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.



<PAGE 18>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           3.35    3.13    2.89
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '97                          +0.88%


WORST QUARTER:                   Q1 '99                          +0.64%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.81%.


--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         2.89%                                                  3.13%

The 7-day yield for Administrative shares on 12/31/99 was 3.79%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years             5 Years               10 Years
------------------------------------------------------------------------------

$31                   $97                 $169                  $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus New York Municipal Cash Management

<PAGE 19>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $129 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<PAGE 20>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                                      YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                                    2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .050      .052       .053       .010

 Distributions:          Dividends from investment
                         income -- net                                                      (.050)    (.052)     (.053)     (.010)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             5.08      5.34       5.48     5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    5.02      5.22       5.37     3.74(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                     173       195          2        --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                               2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .050      .053       .054       .010

 Distributions:          Dividends from investment
                         income -- net                                                      (.050)    (.053)     (.054)     (.010)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             5.12      5.39       5.54     5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    4.99      5.26       5.40     4.99(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                      30        31         26        --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights



<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                                         2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .048      .051       .053       .010

 Distributions:          Dividends from investment
                         income -- net                                                      (.048)    (.051)     (.053)     (.010)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             4.89      5.24       5.44     5.17(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    4.78      5.12       5.31     5.15(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                      19        52        236         37

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

                                                                                                        YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                               2000             1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                     1.00             1.00

 Investment operations:  Investment income -- net                                                         .048             .047

 Distributions:          Dividends from investment
                         income -- net                                                                  (.048)           (.047)

 Net asset value, end of period                                                                           1.00             1.00

 Total return (%)                                                                                         4.95           5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                .30            .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                                4.88           5.10(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                                   1                2

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


<PAGE 22>


                                                                                                     YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                           2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .047      .050       .052       .010

 Distributions:          Dividends from investment
                         income -- net                                                      (.047)    (.050)     (.052)     (.010)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             4.78      5.10       5.32     5.07(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    4.66      4.99       5.20     4.25(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                      23        17      --(3)        --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT IS LESS THAN $1 MILLION.

                                                                                                   YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                                     2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .045      .049       .051       .010

 Distributions:          Dividends from investment
                         income -- net                                                      (.045)    (.049)     (.051)     (.010)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             4.62      4.97       5.19     4.97(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    4.51      4.86       5.10      4.91(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                      19        56          7       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT IS LESS THAN $1 MILLION.

Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                    YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                                         2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .030      .031       .033       .006

 Distributions:          Dividends from investment
                         income -- net                                                      (.030)    (.031)     (.033)     (.006)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             3.00      3.15       3.39     3.24(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    2.95      2.95       3.35     3.54(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                       2         1          1        --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                                   PERIOD ENDED      PERIOD ENDED

                                                                     YEAR ENDED JANUARY 31,         JANUARY 31,      DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                             2000      1999      1998          1997(1)           1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                1.00       1.00      1.00           1.00              1.00

 Investment operations:  Investment income -- net                    .030       .032      .034           .003              .004

 Distributions:          Dividends from investment
                         income -- net                             (.030)     (.032)    (.034)         (.003)            (.004)

 Net asset value, end of period                                      1.00       1.00      1.00           1.00              1.00

 Total return (%)                                                    3.08       3.27      3.49         3.30(3)           3.38(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                          .30        .30       .30          .30(3)            .30(3)

 Ratio of net investment income
 to average net assets (%)                                           3.02       3.54      3.53         3.64(3)           3.73(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                            --(4)     --(4)     --(4)          --(4)             --(4)

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

(3)  ANNUALIZED.

(4)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


<PAGE 24>


                                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                 2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                         1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                             .029      .030       .033       .006

 Distributions:          Dividends from investment
                         income -- net                                                      (.029)    (.030)     (.033)     (.006)

 Net asset value, end of period                                                               1.00      1.00       1.00       1.00

 Total return (%)                                                                             2.93      3.09       3.35     3.24(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                   .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                    2.88      3.02       3.30     3.24(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                    --(3)     --(3)      --(3)       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Financial Highlights

<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:


As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

<PAGE 26>


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.


--------------------------------------------------------------------------------

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

ADMINISTRATIVE SHARES              $10,000,000*               NONE

*The minimum initial investment in Administrative shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*  change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Concepts to understand

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


Account Information

<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.


DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).


EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.


Concepts to understand


DIVIDENDS: income or interest paid by the investments in a fund's portfolio.


DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal Cash Management
     DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.



<PAGE 30>

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For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation                 CMGT-P0600ADM

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS June 1, 2000


INVESTOR SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  28

Services for Fund Investors                                              28

Instructions for Account Transactions                                    29

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds

<PAGE 1>

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities


* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches


*  repurchase agreements, including tri-party repurchase agreements


*  asset-backed securities


* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



<PAGE 2>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           5.75    5.15    5.29    5.25    4.86
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +1.45%


WORST QUARTER:                   Q2 '99                          +1.12%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.38%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


4.86%                              5.26%                           5.03%

The 7-day yield for Investor shares on 12/31/99 was 5.41%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year            3 Years                5 Years          10 Years
-------------------------------------------------------------------------------

$46               $144                   $252             $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management

<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*  repurchase agreements, including tri-party repurchase agreements

*  asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



<PAGE 4>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           5.80    5.21    5.36    5.29    4.89
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +1.46%


WORST QUARTER:                   Q2 '99                          +1.14%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.36%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/24/94)
--------------------------------------------------------------------------------


4.89%                              5.31%                           5.09%

The 7-day yield for Investor shares on 12/31/99 was 5.29%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year               3 Years                5 Years          10 Years
--------------------------------------------------------------------------------

$46                  $144                   $252             $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold yourshares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management Plus

<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 6>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           5.74    5.14    5.26    5.15    4.69
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +1.45%


WORST QUARTER:                   Q2 '99                          +1.10%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.30%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


4.69%                              5.20%                           4.96%

The 7-day yield for Investor shares on 12/31/99 was 4.83%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year             3 Years          5 Years                10 Years
--------------------------------------------------------------------------------

$46                $144             $252                   $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Cash Management

<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

<PAGE 8>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the performance of the fund's Investor shares for its first full calendar year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                           4.74
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '99                          +1.32%

WORST QUARTER:                   Q2 '99                          +1.17%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.31%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                  Since
                                                inception
               1 Year                           (2/27/98)
---------------------------------------------------------------------------

               4.74%                              4.92%

The 7-day yield for Investor shares on 12/31/99 was 4.86%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years              5 Years                  10 Years
-------------------------------------------------------------------------------

$46                   $144                 $252                     $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Prime Cash Management

<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



<PAGE 10>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           5.58    5.03    5.15    5.02    4.58
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +1.40%


WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.26%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


4.58%                              5.07%                           4.85%

The 7-day yield for Investor shares on 12/31/99 was 4.62%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year           3 Years           5 Years               10 Years
------------------------------------------------------------------------------

$46              $144              $252                  $567

This example shows what you could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses.
The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Cash Management


<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

<PAGE 12>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           5.47    4.93    5.02    4.87    4.41
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +1.39%


WORST QUARTER:                   Q2 '99                          +1.04%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.25%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


4.41%                              4.94%                           4.74%

The 7-day yield for Investor shares on 12/31/99 was 4.78%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year               3 Years               5 Years               10 Years
----------------------------------------------------------------------------

$46                  $144                  $252                  $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Prime Cash Management

<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

<PAGE 14>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           3.46    3.05    3.23    3.04    2.83
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +0.91%


WORST QUARTER:                   Q1 '99                          +0.63%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.78%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------


2.83%                              3.12%                           3.02%

The 7-day yield for Investor shares on 12/31/99 was 3.88%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year            3 Years                5 Years            10 Years
--------------------------------------------------------------------------------

$46               $144                   $252               $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Tax Exempt Cash Management


<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.



<PAGE 16>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                   2.51    3.59    3.18    3.33    3.16    2.89
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +0.96%

WORST QUARTER:                   Q1 '98                          +0.49%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.80%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (9/30/93)
--------------------------------------------------------------------------------


2.89%                              3.23%                           3.07%

The 7-day yield for Investor shares on 12/31/99 was 3.91%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year           3 Years            5 Years                   10 Years
--------------------------------------------------------------------------------

$46              $144               $252                      $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.



<PAGE 18>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                           3.48    2.99    3.20    2.97    2.74
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +0.93%


WORST QUARTER:                   Q1 '99                          +0.60%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.77%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/18/94)
--------------------------------------------------------------------------------


2.74%                              3.08%                           2.97%

The 7-day yield for Investor shares on 12/31/99 was 3.65%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years             5 Years                 10 Years
-------------------------------------------------------------------------------

$46                 $144                $252                    $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus New York Municipal Cash Management

<PAGE 19>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $129 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and acquires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<PAGE 20>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.


                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .048       .051      .052       .050       .056

 Distributions:          Dividends from investment
                         income -- net                                           (.048)     (.051)    (.052)     (.050)     (.056)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  4.93       5.19      5.31       5.13       5.76
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                         4.88       5.07      5.18       5.02       5.54
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          678        462       464        581        430

                                                                       YEAR ENDED             PERIOD ENDED         YEAR ENDED
                                                                       JANUARY 31,             JANUARY 31,        SEPTEMBER 30,

 DREYFUS CASH MANAGEMENT PLUS                                  2000     1999       1998           1997(1)        1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                          1.00       1.00       1.00           1.00          1.00       1.00

 Investment operations:  Investment income -- net              .048       .051       .053           .017          .052       .055

 Distributions:          Dividends from investment
                         income -- net                       (.048)     (.051)     (.053)         (.017)        (.052)     (.055)

 Net asset value, end of period                                1.00       1.00       1.00           1.00          1.00       1.00

 Total return (%)                                              4.95       5.24       5.38         5.10(2)         5.33       5.61
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                    .45        .45        .45          .45(2)          .45        .45

 Ratio of net investment income
 to average net assets (%)                                     4.84       5.12       5.25         5.07(2)         5.19       5.66
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      697        690        750            782           629        352

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights

<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .046       .050      .052       .050       .056

 Distributions:          Dividends from investment
                         income -- net                                           (.046)     (.050)    (.052)     (.050)     (.056)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  4.74       5.08      5.28       5.12       5.75
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                         4.62       4.96      5.16       5.01       5.49
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          504        811       779        547        452

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                2000                    1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                       1.00                   1.00

 Investment operations:  Investment income -- net                                          .047                    .046

 Distributions:          Dividends from investment
                         income -- net                                                   (.047)                  (.046)

 Net asset value, end of period                                                            1.00                    1.00

 Total return (%)                                                                          4.78                  5.06(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                 .45                   .45(2)

 Ratio of net investment income
 to average net assets (%)                                                                 4.73                  4.95(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                   39                      15

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


<PAGE 22>


                                                                         YEAR ENDED             PERIOD ENDED        YEAR ENDED
                                                                         JANUARY 31,             JANUARY 31,         JULY 31,

 DREYFUS TREASURY CASH MANAGEMENT                               2000       1999       1998         1997(1)       1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00      1.00         1.00         1.00        1.00

 Investment operations:  Investment income -- net                .045        .048      .051         .025         .051        .050

 Distributions:          Dividends from investment
                         income -- net                         (.045)      (.048)    (.051)       (.025)       (.051)      (.050)

 Net asset value, end of period                                  1.00        1.00      1.00         1.00         1.00        1.00

 Total return (%)                                                4.62        4.95      5.17       4.96(2)        5.25        5.08
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .45         .45       .45        .45(2)         .45         .45

 Ratio of net investment income
 to average net assets (%)                                       4.53        4.84      5.07       4.89(2)        5.05        5.24
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                        472         538       597          330          238          39

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.

                                                                         YEAR ENDED             PERIOD ENDED        YEAR ENDED
                                                                         JANUARY 31,             JANUARY 31,      FEBRUARY 28/29,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                         2000       1999       1998         1997(1)       1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00      1.00          1.00        1.00        1.00

 Investment operations:  Investment income -- net                .044        .047      .049          .044        .053        .041

 Distributions:          Dividends from investment
                         income -- net                         (.044)      (.047)    (.049)        (.044)      (.053)      (.041)

 Net asset value, end of period                                  1.00        1.00      1.00          1.00        1.00        1.00

 Total return (%)                                                4.46        4.81      5.03        4.88(2)       5.39        4.13
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .45         .45       .45         .45(2)        .45         .45

 Ratio of net investment income
 to average net assets (%)                                       4.36        4.71      4.91        4.80(2)       5.21        4.26
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                        412         434       304           358         256         123

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .028       .030      .032       .030       .034

 Distributions:          Dividends from investment
                         income -- net                                           (.028)     (.030)    (.032)     (.030)     (.034)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  2.86       3.00      3.24       3.05       3.46
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                         2.80       2.96      3.22       2.98       3.39
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                          223        161       149         44         80


                                                                         YEAR ENDED             PERIOD ENDED        YEAR ENDED
                                                                         JANUARY 31,             JANUARY 31,       DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                         2000       1999       1998         1997(1)       1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00      1.00          1.00        1.00        1.00

 Investment operations:  Investment income -- net                .029        .031      .033          .003        .031        .035

 Distributions:          Dividends from investment
                         income -- net                         (.029)      (.031)    (.033)        (.003)      (.031)      (.035)

 Net asset value, end of period                                  1.00        1.00      1.00          1.00        1.00        1.00

 Total return (%)                                                2.93        3.12      3.34        3.18(2)       3.18        3.60
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .45         .45       .45         .45(2)        .45         .45

 Ratio of net investment income
 to average net assets (%)                                       2.86        3.07      3.26        3.13(2)       3.14        3.51
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                         49          50        47            67          46          23

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  ANNUALIZED.

<PAGE 24>


                                                                         YEAR ENDED             PERIOD ENDED        YEAR ENDED
                                                                         JANUARY 31,             JANUARY 31,         JULY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                     2000       1999       1998         1997(1)       1996       1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00      1.00         1.00         1.00        1.00

 Investment operations:  Investment income -- net                .027        .029      .032         .015         .031        .032

 Distributions:          Dividends from investment
                         income -- net                         (.027)      (.029)    (.032)       (.015)       (.031)      (.032)

 Net asset value, end of period                                  1.00        1.00      1.00         1.00         1.00        1.00

 Total return (%)                                                2.77        2.93      3.20       3.04(2)        3.18        3.20
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .45         .45       .45        .45(2)         .45         .45

 Ratio of net investment income
 to average net assets (%)                                       2.73        2.92      3.17       3.03(2)        3.09        2.81
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                         11           9        13            8           14           6

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)   ANNUALIZED.


Financial Highlights

<PAGE 25>

Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:


As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

<PAGE 26>


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.


--------------------------------------------------------------------------------

Minimum investments

                                  Initial                     Additional
--------------------------------------------------------------------------------

INVESTOR SHARES                   $10,000,000*               NONE

*The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*  change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Concepts to understand

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


Account Information

<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.


DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).


EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand


DIVIDENDS: income or interest paid by the investments in a fund's portfolio.


DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal Cash Management
     DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information

<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

<PAGE 30>

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For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 2000 Dreyfus Service Corporation                             CMGT-P0600INV



Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS June 1, 2000


INSTITUTIONAL SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  28

Services for Fund Investors                                              28

Instructions for Account Transactions                                    29

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds

<PAGE 1>

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities


* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches


*   repurchase agreements, including tri-party repurchase agreements


*   asset-backed securities


* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



<PAGE 2>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


   8.38    6.22    3.80    3.16    4.08    6.01    5.42    5.56    5.51    5.12
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q2 '90                          +2.07%


WORST QUARTER:                   Q2 '93                          +0.77%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.44%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


5.12%                              5.52%                           5.32%

The 7-day yield for Institutional shares on 12/31/99 was 5.66%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years                   5 Years            10 Years
------------------------------------------------------------------------------

$20                 $64                       $113               $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Cash Management

<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



<PAGE 4>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


   8.43    6.30    3.84    3.16    4.16    6.06    5.47    5.62    5.55    5.15
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q2 '90                          +2.07%


WORST QUARTER:                   Q2 '93                          +0.77%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.43%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


1 Year                            5 years                        10 Years
--------------------------------------------------------------------------------


5.15%                              5.57%                           5.37%

The 7-day yield for Institutional shares on 12/31/99 was 5.53%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                  3 Years                 5 Years             10 Years
-------------------------------------------------------------------------------

$20                     $64                     $113                $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management Plus

<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 6>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


   8.24    6.19    3.88    3.13    4.00    6.01    5.41    5.53    5.41    4.96
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q3 '90                          +2.02%


WORST QUARTER:                   Q2 '93                          +0.77%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.36%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


4.96%                              5.46%                           5.27%

The 7-day yield for Institutional shares on 12/31/99 was 5.08%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years                5 Years               10 Years
----------------------------------------------------------------------------

$20                 $64                    $113                  $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Cash Management

<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS


The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

<PAGE 8>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the performance of the fund's Institutional shares for its first full calendar year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                           5.00
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '99                          +1.32%

WORST QUARTER:                   Q2 '99                          +1.17%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.38%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                               Since

                                                             inception

         1 Year                                              (2/27/98)
--------------------------------------------------------------------------------

         5.00%                                                 5.18%

The 7-day yield for Institutional shares on 12/31/99 was 5.11%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years              5 Years             10 Years
-------------------------------------------------------------------------

$20                   $64                  $113                $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Prime Cash Management

<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



<PAGE 10>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


   8.19    6.01    3.71    3.03    3.94    5.84    5.29    5.41    5.28    4.84
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q3 '90                          +2.01%


WORST QUARTER:                   Q4 '93                          +0.74%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.32%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99




1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


4.84%                              5.33%                           5.15%

The 7-day yield for Institutional shares on 12/31/99 was 4.88%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year               3 Years               5 Years                10 Years
-------------------------------------------------------------------------------

$20                  $64                   $113                   $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Cash Management

<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS


The fund's yield will fluctuate, as market and interest rate conditions change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

<PAGE 12>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


   7.97    6.09    3.78    3.04    3.96    5.73    5.20    5.28    5.14    4.67
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q2 '90                          +1.97%


WORST QUARTER:                   Q2 '93                          +0.74%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.32%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


4.67%                              5.20%                           5.08%

The 7-day yield for Institutional shares on 12/31/99 was 5.03%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year             3 Years                  5 Years                   10 Years
--------------------------------------------------------------------------------

$20                $64                      $113                      $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Treasury Prime Cash Management

<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.


MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

<PAGE 14>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


   5.90    4.43    2.89    2.30    2.73    3.72    3.31    3.49    3.29    3.09
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '90                          +1.48%


WORST QUARTER:                   Q1  '94                         +0.54%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.84%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------


3.09%                              3.38%                           3.51%

The 7-day yield for Institutional shares on 12/31/99 was 4.12%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years               5 Years              10 Years
----------------------------------------------------------------------------

$20                   $64                   $113                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Tax Exempt Cash Management

<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls


MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

<PAGE 16>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


           4.75    3.16    2.44    2.76    3.85    3.44    3.58    3.41    3.15
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q1 '91                          +1.27%

WORST QUARTER:                   Q1 '94                          +0.56%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.86%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                       (10/15/90)
--------------------------------------------------------------------------------


3.15%                              3.49%                           3.45%

The 7-day yield for Institutional shares on 12/31/99 was 4.16%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years                 5 Years            10 Years
-----------------------------------------------------------------------------

$20                   $64                     $113               $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.



<PAGE 18>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                   2.73    2.10    2.62    3.74    3.24    3.45    3.23    3.00
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '95                          +0.99%

WORST QUARTER:                   Q1 '93                          +0.49%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.83%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                   Since
                                                                 inception

1 Year                            5 Years                        (11/4/91)
--------------------------------------------------------------------------------


3.00%                              3.33%                           3.03%

The 7-day yield for Institutional shares on 12/31/99 was 3.89%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                   3 Years                 5 Years          10 Years
----------------------------------------------------------------------------

$20                      $64                     $113             $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus New York Municipal Cash Management

<PAGE 19>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $129 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<PAGE 20>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available to investors upon request.


                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .051       .053      .054       .053       .059

 Distributions:          Dividends from investment
                         income -- net                                           (.051)     (.053)    (.054)     (.053)     (.059)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  5.19       5.45      5.58       5.39       6.03
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                         5.12       5.32      5.45       5.27       5.86
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        9,015      6,273     4,103      2,758      2,443


                                                                                                PERIOD ENDED       YEAR ENDED
                                                                   YEAR ENDED JANUARY 31,        JANUARY 31,      SEPTEMBER 30,

 DREYFUS CASH MANAGEMENT PLUS                                   2000        1999        1998       1997(1)      1996        1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00        1.00        1.00        1.00        1.00

 Investment operations:  Investment income -- net                .051        .054        .055        .018        .055        .057

 Distributions:          Dividends from investment
                         income -- net                         (.051)      (.054)      (.055)      (.018)      (.055)      (.057)

 Net asset value, end of period                                  1.00        1.00        1.00        1.00        1.00        1.00

 Total return (%)                                                5.22        5.50        5.64      5.34(2)       5.59        5.86
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .20         .20         .20       .20(2)        .20         .20

 Ratio of net investment income
 to average net assets (%)                                       5.08        5.36        5.50      5.32(2)       5.46        5.81
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      6,524       7,448       5,793       5,516       4,766       4,405

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights



<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .049       .052      .054       .053       .059

 Distributions:          Dividends from investment
                         income -- net                                           (.049)     (.052)    (.054)     (.053)     (.059)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  5.00       5.35      5.55       5.38       6.01
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                         4.88       5.22      5.41       5.25       5.83
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        3,573      4,019     4,137      4,565      4,778


                                                                                                        YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                               2000             1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                                      1.00             1.00

 Investment operations:  Investment income -- net                                                         .049             .048

 Distributions:          Dividends from investment
                         income -- net                                                                  (.049)           (.048)

 Net asset value, end of period                                                                           1.00             1.00

 Total return (%)                                                                                         5.04           5.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                                .20            .20(2)

 Ratio of net investment income
 to average net assets (%)                                                                                4.98           5.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                                 397              194

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


<PAGE 22>


                                                                                                PERIOD ENDED       YEAR ENDED
                                                                   YEAR ENDED JANUARY 31,        JANUARY 31,        JULY 31,

 DREYFUS TREASURY CASH MANAGEMENT                               2000        1999        1998       1997(1)      1996        1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00        1.00        1.00        1.00        1.00

 Investment operations:  Investment income -- net                .048        .051        .053        .026        .054        .052

 Distributions:          Dividends from investment
                         income -- net                         (.048)      (.051)      (.053)      (.026)      (.054)      (.052)

 Net asset value, end of period                                  1.00        1.00        1.00        1.00        1.00        1.00

 Total return (%)                                                4.88        5.21        5.42      5.20(2)       5.51        5.34
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .20         .20          20        20(2)         20          20

 Ratio of net investment income
 to average net assets (%)                                       4.76        5.09        5.30      5.14(2)       5.35        5.22
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      1,879       2,865       2,921       2,649       2,420       1,951

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.

                                                                                                PERIOD ENDED       YEAR ENDED
                                                                   YEAR ENDED JANUARY 31,        JANUARY 31,     FEBRUARY 28/29,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                         2000        1999        1998       1997(1)      1996        1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00        1.00        1.00        1.00        1.00

 Investment operations:  Investment income -- net                .046        .050        .052        .047        .055        .043

 Distributions:          Dividends from investment
                         income -- net                         (.046)      (.050)      (.052)      (.047)      (.055)      (.043)

 Net asset value, end of period                                  1.00        1.00        1.00        1.00        1.00        1.00

 Total return (%)                                                4.72        5.07        5.30      5.16(2)       5.65        4.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .20         .20         .20       .20(2)        .20         .20

 Ratio of net investment income
 to average net assets (%)                                       4.61        4.96        5.17      5.05(2)       5.53        4.26
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                      2,227       2,784       2,907       3,047       2,904       3,342

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                              1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                  .031       .032      .034       .033       .037

 Distributions:          Dividends from investment
                         income -- net                                           (.031)     (.032)    (.034)     (.033)     (.037)

 Net asset value, end of period                                                    1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                  3.11       3.26      3.50       3.31       3.72
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                        .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                         3.05       3.20      3.44       3.25       3.64
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        1,059      1,286     1,319      1,646      1,366


                                                                                                PERIOD ENDED       YEAR ENDED
                                                                   YEAR ENDED JANUARY 31,        JANUARY 31,      DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                         2000        1999        1998       1997(1)      1996        1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00        1.00        1.00        1.00        1.00

 Investment operations:  Investment income -- net                .031        .033        .035        .003        .034        .038

 Distributions:          Dividends from investment
                         income -- net                         (.031)      (.033)      (.035)      (.003)      (.034)      (.038)

 Net asset value, end of period                                  1.00        1.00        1.00        1.00        1.00        1.00

 Total return (%)                                                3.18        3.37        3.59      3.41(2)       3.43        3.85
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .20         .20         .20       .20(2)        .20         .20

 Ratio of net investment income
 to average net assets (%)                                       3.12        3.31        3.53      3.38(2)       3.38        3.78
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                        129         208         134         159         156         194

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  ANNUALIZED.


<PAGE 24>


                                                                                                PERIOD ENDED       YEAR ENDED
                                                                   YEAR ENDED JANUARY 31,        JANUARY 31,      DECEMBER 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                     2000        1999        1998       1997(1)      1996        1995
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                            1.00        1.00        1.00        1.00        1.00        1.00

 Investment operations:  Investment income -- net                .030        .031        .034        .017        .034        .034

 Distributions:          Dividends from investment
                         income -- net                         (.030)      (.031)      (.034)      (.017)      (.034)      (.034)

 Net asset value, end of period                                  1.00        1.00        1.00        1.00        1.00        1.00

 Total return (%)                                                3.03        3.19        3.46      3.29(2)       3.44        3.46
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                      .20         .20         .20       .20(2)        .20         .20

 Ratio of net investment income
 to average net assets (%)                                       2.98        3.12        3.40      3.28(2)       3.33        3.42
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                        265         268         196         133         132         101

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.


Financial Highlights

<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:


As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

<PAGE 26>


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.

--------------------------------------------------------------------------------

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE

*The minimum initial investment in Institutional shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Concepts to understand

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


Account Information

<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.


DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).


EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand


DIVIDENDS: income or interest paid by the investments in a fund's portfolio.


DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional Shares of any Dreyfus Cash Management fund, in Institutional Shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal Cash Management
     DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information

<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


<PAGE 30>

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[This page intentionally left blank]



[This page intentionally left blank]



For More Information

Dreyfus Cash Management
----------------------------------
SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------
SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------
SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------
SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------
SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------
SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------
SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------
SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------
SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144


On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to public info@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation    CMGT-P0600IST

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Investing in high quality, short-term securities for current income, safety of principal and liquidity


PROSPECTUS June 1, 2000


PARTICIPANT SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  28

Services for Fund Investors                                              28

Instructions for Account Transactions                                    29

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.


Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.


An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

* invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds

<PAGE 1>


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities


* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches


*  repurchase agreements, including tri-party repurchase agreements


*  asset-backed securities


* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry




<PAGE 2>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.14    5.09    4.70
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.30%


WORST QUARTER:                   Q2 '99                          +1.08%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.34%.

--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.70%                                                  4.98%

The 7-day yield for Participant shares on 12/31/99 was 5.26%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                 3 Years                   5 Years                10 Years
--------------------------------------------------------------------------------

$61                    $192                      $335                   $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management

<PAGE 3>

Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*  repurchase agreements, including tri-party repurchase agreements

*  asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



<PAGE 4>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.21    5.12    4.74
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q3 '97                          +1.30%


WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.33%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                 Since
                                                               inception
         1 Year                                               (11/21/96)
--------------------------------------------------------------------------------


         4.74%                                                   5.03%

The 7-day yield for Participant shares on 12/31/99 was 5.14%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                   3 Years            5 Years                  10 Years
------------------------------------------------------------------------------

$61                      $192               $335                     $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Cash Management Plus

<PAGE 5>

Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



<PAGE 6>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------


Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           5.11    4.99    4.54
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.28%


WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.26%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.54%                                                  4.89%

The 7-day yield for Participant shares on 12/31/99 was 4.68%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                3 Years                 5 Years                 10 Years
--------------------------------------------------------------------------------

$61                   $192                    $335                    $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Government Cash Management

<PAGE 7>

Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

<PAGE 8>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the performance of the fund's Participant shares for its first full calendar year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                           4.59
     90      91      92      93      94      95      96      97      98      99

BEST QUARTER:                    Q4 '99                          +1.22%

WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.28%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/99

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         4.59%                                                   4.76%

The 7-day yield for Participant shares on 12/31/99 was 4.71%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year              3 Years                   5 Years              10 Years
-------------------------------------------------------------------------------

$61                 $192                      $335                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Government Prime Cash Management

<PAGE 9>

Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



<PAGE 10>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           4.98    4.86    4.42
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q4 '97                          +1.25%

WORST QUARTER:                   Q4 '98                          +1.08%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.22%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.42%                                                  4.76%

The 7-day yield for Participant shares on 12/31/99 was 4.48%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                  3 Years           5 Years                  10 Years
------------------------------------------------------------------------------

$61                     $192              $335                     $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Cash Management

<PAGE 11>

Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

<PAGE 12>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           4.86    4.71    4.26
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q3 '97                          +1.22%


WORST QUARTER:                   Q2 '99                          +1.00%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 1.22%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         4.26%                                                  4.62%

The 7-day yield for Participant shares on 12/31/99 was 4.64%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                   3 Years                  5 Years             10 Years
--------------------------------------------------------------------------------

$61                      $192                     $335                $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Treasury Prime Cash Management

<PAGE 13>

Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

<PAGE 14>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.


--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           3.08    2.88    2.68
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '97                          +0.81%


WORST QUARTER:                   Q1 '99                          +0.59%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.74%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         2.68%                                                  2.89%

The 7-day yield for Participant shares on 12/31/99 was 3.73%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                  3 Years             5 Years                  10 Years
------------------------------------------------------------------------------

$61                     $192                $335                     $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.



Dreyfus Tax Exempt Cash Management

<PAGE 15>

Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.


<PAGE 16>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           3.17    3.01    2.74
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '97                          +0.83%


WORST QUARTER:                   Q1 '99                          +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.76%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         2.74%                                                     2.98%

The 7-day yield for Participant shares on 12/31/99 was 3.76%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                    3 Years                 5 Years              10 Years
--------------------------------------------------------------------------------

$61                       $192                    $335                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus Municipal Cash Management Plus

<PAGE 17>

Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.


To pursue this goal, the fund normally invests substantially all of its net assets in short-term municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest in securities that may be subject to New York state and New York city income taxes, but are free from federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest in high quality, taxable money market instruments.

Municipal obligations are typically of two types:


* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS


The fund's yield will fluctuate, as market conditions and interest rates change, and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.


While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.


<PAGE 18>

PAST PERFORMANCE


The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.

--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                                           3.04    2.82    2.58
     90      91      92      93      94      95      96      97      98      99


BEST QUARTER:                    Q2 '97                          +0.80%

WORST QUARTER:                   Q1  '98                         +0.66%


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/00 WAS 0.73%.

--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/99


                                                               Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------


         2.58%                                                  2.83%

The 7-day yield for Participant shares on 12/31/99 was 3.50%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year               3 Years               5 Years                  10 Years
--------------------------------------------------------------------------------

$61                  $192                  $335                     $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand


MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than is payable with other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2001.


Dreyfus New York Municipal Cash Management

<PAGE 19>

MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $129 billion in over 160 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.5 trillion of assets under management, administration or custody, including approximately $485 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.


<PAGE 20>

FINANCIAL HIGHLIGHTS


The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                               2000        1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    1.00        1.00        1.00         1.00

 Investment operations:  Investment income -- net                                        .047        .049        .050         .010

 Distributions:          Dividends from investment
                         income -- net                                                 (.047)      (.049)      (.050)       (.010)

 Net asset value, end of period                                                          1.00        1.00        1.00         1.00

 Total return (%)                                                                        4.77        5.03        5.16       4.92(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                              .60         .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                               4.72        4.92        5.21       3.84(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                216          65          99          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


                                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                           2000       1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    1.00        1.00        1.00         1.00

 Investment operations:  Investment income -- net                                        .047        .050        .051         .010

 Distributions:          Dividends from investment
                         income -- net                                                 (.047)      (.050)      (.051)       (.010)

 Net asset value, end of period                                                          1.00        1.00        1.00         1.00

 Total return (%)                                                                        4.80        5.07        5.22       4.92(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                              .60         .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                               4.70        4.96        5.10       4.78(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                186          67          15          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights




<PAGE 21>

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                                   2000         1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                   1.00         1.00        1.00         1.00

 Investment operations:  Investment income -- net                                       .045         .048        .050         .001

 Distributions:          Dividends from investment
                         income -- net                                                (.045)       (.048)      (.050)       (.001)

 Net asset value, end of period                                                         1.00         1.00        1.00         1.00

 Total return (%)                                                                       4.58         4.93        5.13       4.87(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                             .60          .60         .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                              4.48         4.81        5.01       4.85(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                43          270          31          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                  2000                  1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                                        1.00                   1.00

 Investment operations:  Investment income -- net                                           .045                   .045

 Distributions:          Dividends from investment
                         income -- net                                                    (.045)                 (.045)

 Net asset value, end of period                                                             1.00                   1.00

 Total return (%)                                                                           4.63                 4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                  .60                  .60(2)

 Ratio of net investment income
 to average net assets (%)                                                                  4.58                 4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                   196                    163


(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


<PAGE 22>



                                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                                      2000        1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    1.00       1.00         1.00         1.00

 Investment operations:  Investment income -- net                                        .044       .047         .049         .009

 Distributions:          Dividends from investment
                         income -- net                                                 (.044)     (.047)       (.049)       (.009)

 Net asset value, end of period                                                          1.00       1.00         1.00         1.00

 Total return (%)                                                                        4.46       4.79         5.00       4.77(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                              .60        .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                               4.36       4.68         4.90       4.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                 33        126          102          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT IS LESS THAN $1 MILLION.


                                                                                                 YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                                2000        1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    1.00        1.00        1.00         1.00

 Investment operations:  Investment income -- net                                        .042        .046        .048         .009

 Distributions:          Dividends from investment
                         income -- net                                                 (.042)      (.046)      (.048)       (.009)

 Net asset value, end of period                                                          1.00        1.00        1.00         1.00

 Total return (%)                                                                        4.31        4.65        4.88      4.66(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                              .60         .60         .60       .60(2)

 Ratio of net investment income
 to average net assets (%)                                                               4.23        4.56        4.79      4.70(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                138         132         110        --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT IS LESS THAN $1 MILLION.

Financial Highlights

<PAGE 23>


FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                                    2000        1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    1.00       1.00         1.00         1.00

 Investment operations:  Investment income -- net                                        .027       .028         .030         .006

 Distributions:          Dividends from investment
                         income -- net                                                 (.027)     (.028)       (.030)       (.006)

 Net asset value, end of period                                                          1.00       1.00         1.00         1.00

 Total return (%)                                                                        2.70       2.85         3.09       2.94(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                              .60        .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                               2.65       2.81         3.08       3.29(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                131         73           72          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


                                                                                                PERIOD ENDED         PERIOD ENDED

                                                             YEAR ENDED JANUARY 31,              JANUARY 31,         DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                2000          1999           1998            1997(1)              1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                    1.00          1.00          1.00             1.00                1.00

 Investment operations:  Investment income -- net        .027          .029          .031             .003                .004

 Distributions:          Dividends from investment
                         income -- net                 (.027)        (.029)        (.031)           (.003)              (.004)

 Net asset value, end of period                          1.00          1.00          1.00             1.00                1.00

 Total return (%)                                        2.77          2.97          3.18           2.94(3)             3.12(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)              .60           .60           .60            .60(3)              .60(3)

 Ratio of net investment income
 to average net assets (%)                               2.72          2.91          3.17           3.17(3)             3.55(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)               --(4)           15             7             --(4)                --(4


(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

(3)  ANNUALIZED.

(4)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


<PAGE 24>



                                                                                                 YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                            2000        1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                    1.00       1.00         1.00         1.00

 Investment operations:  Investment income -- net                                        .026       .027         .030         .006

 Distributions:          Dividends from investment
                         income -- net                                                 (.026)     (.027)       (.030)       (.006)

 Net asset value, end of period                                                          1.00       1.00         1.00         1.00

 Total return (%)                                                                        2.62       2.78         3.05       2.94(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                              .60        .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                               2.58       2.72         3.01       2.88(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                               --(3)         1            1          --(3)


(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights

<PAGE 25>


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated twice a day, at 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.


APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:


As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

<PAGE 26>


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:


Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


For all funds, all times are Eastern time.
--------------------------------------------------------------------------------


Minimum investments

                                   Initial                    Additional
--------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE

*The minimum initial investment in Participant shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME, by wire, telephone or compatible computer facility. Shares will be sold at the next NAV calculated after an investor's order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with the redemption request. Orders will be processed promptly and investors generally will receive the proceeds within a week.

BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*  change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Concepts to understand

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.


Account Information

<PAGE 27>

DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.


DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).


EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand


DIVIDENDS: income or interest paid by the investments in a fund's portfolio.


DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


<PAGE 28>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
     DDA# 8900052015

   * Dreyfus Cash Management Plus
     DDA# 8900052252

   * Dreyfus Government Cash Management
     DDA# 8900052023

   * Dreyfus Government Prime Cash Management
     DDA# 8900337273

   * Dreyfus Treasury Cash Management
     DDA# 8900052112

   * Dreyfus Treasury Prime Cash Management
     DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
     DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
     DDA# 8900119136

   * Dreyfus New York Municipal Cash Management
     DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.

Account Information


<PAGE 29>

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.


<PAGE 30>

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[This page intentionally left blank]



[This page intentionally left blank]




For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds

-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144


ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.


(c) 2000 Dreyfus Service Corporation                        CMGT-P0600PAR



       -----------------------------------------------------------------------


                             DREYFUS CASH MANAGEMENT
                             DREYFUS CASH MANAGEMENT PLUS, INC.
                       DREYFUS GOVERNMENT CASH MANAGEMENT
                    DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                   DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                        DREYFUS TREASURY CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                                    COMBINED
                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE 1, 2000
 (FOR INSTITUTIONAL SHARES, ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                               PARTICIPANT SHARES)

      ------------------------------------------------------------------------


      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of each Fund listed above (each, a "Fund"), each dated June 1, 2000, as each may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:


                  Outside New York State -- Call Toll Free 1-800-346-3621
                          In New York State -- Call 1-718-895-1650

      Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of a Fund Prospectus.

      Each Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

      EACH FUND IS A SEPARATE INVESTMENT PORTFOLIO, EACH WITH OPERATIONS AND RESULTS WHICH ARE UNRELATED TO THOSE OF EACH OTHER FUND. DREYFUS GOVERNMENT CASH MANAGEMENT AND DREYFUS GOVERNMENT PRIME CASH MANAGEMENT ARE SEPARATE SERIES OF DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS (THE "COMPANY"). THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION HAS BEEN PROVIDED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS WITH THE OPPORTUNITY TO CONSIDER NINE INVESTMENT CHOICES IN ONE DOCUMENT.




                                TABLE OF CONTENTS

                                                                         Page


Description of the Funds..................................................B-3
Management of the Funds...................................................B-10
Management Arrangements...................................................B-10
How to Buy Shares.........................................................B-10
Service Plans (Administrative Shares, Investor Shares and
Participant Shares only)..................................................B-10
Shareholder Services Plans (Institutional Shares only)....................B-10
How to Redeem Shares......................................................B-10
Determination of Net Asset Value..........................................B-10
Shareholder Services......................................................B-10
Dividends, Distributions and Taxes........................................B-10
Portfolio Transactions....................................................B-10
Yield Information.........................................................B-10
Information About the Funds...............................................B-10
Counsel and Independent Auditors..........................................B-10
Year 2000 Issues..........................................................B-10
Appendix A................................................................B-10
Appendix B................................................................B-10
Appendix C................................................................B-10
Appendix D................................................................B-10

                            DESCRIPTION OF THE FUNDS

      Dreyfus Cash Management, the Company and Dreyfus Tax Exempt Cash Management were formed originally as Maryland corporations on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March 1985. On May 22, 1987, each of these Funds reorganized as a Massachusetts business trust.

      Dreyfus Cash Management Plus is a Maryland corporation formed on August 12, 1987.

      Dreyfus New York Municipal Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management are Massachusetts business trusts that commenced operations on November 4, 1991, October 15, 1990, September 4, 1986, and December 27, 1988, respectively.


      Each Fund is an open-end management investment company, known as a money market mutual fund. Each Fund, other than Dreyfus New York Municipal Cash Management, is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer. Dreyfus New York Municipal Cash Management is a non-diversified fund, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act").


      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.


      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.


Certain Portfolio Securities

      The following information supplements and should be read in conjunction with the Funds' Prospectus.

      U.S. Treasury Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, and Dreyfus Treasury Prime Cash Management (collectively, the "Taxable Funds")) Each Taxable Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

      U.S. Government Securities. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management). Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

      Bank Obligations. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

      CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


      Each of these Funds may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. Each Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.


      Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

      CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

      Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

      Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

      In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

      In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

      Commercial Paper. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by each Fund will consist only of direct obligations. The other corporate obligations in which each of these Funds may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).


      Floating and Variable Rate Obligations. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

      Asset-Backed Securities. (Dreyfus Cash Management and Dreyfus Cash Management Plus) Each Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

      Repurchase Agreements. (Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury Cash Management) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian employed in connection with tri- party repurchase agreement transactions will have custody of, and will segregate securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in section 17(f) of the 1940 Act. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. In a tri-party repurchase agreement, the securities are subject to a greater risk in a change in their value because they may have a maturity of more than one year.
 In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest and, in the case of tri-party repurchase agreements, U.S. Government securities with a maturity of greater than one year, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

      Municipal Obligations. (Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management (collectively, the "Tax Exempt Funds")) Each Tax Exempt Fund will invest at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Dreyfus New York Municipal Cash Management will invest primarily in the debt securities of the State of New York, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and State of New York personal income taxes (collectively, "New York Municipal Obligations"). To the extent acceptable New York Municipal Obligations are at any time unavailable for investment by Dreyfus New York Municipal Cash Management, the Fund will invest temporarily in other Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligation and purchased and sold separately.


      For the purpose of diversification under the 1940 Act, the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.

      The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue.

      Certain Tax Exempt Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.

      Tax Exempt Participation Interests. (Tax Exempt Funds) Each Tax Exempt Fund may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. The Fund will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated only by one such organization) or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Fund providing that the seller or other responsible third party will either remarket or repurchase the lease obligation within a short period after demand by the Fund. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, not more than 10% of the value of a Fund's net assets will be invested in lease obligations that are illiquid and in other illiquid securities.

      Stand-By Commitments. (Tax Exempt Funds) Each Tax Exempt Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.

      Ratings of Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest only in those Municipal Obligations which are rated in one of the two highest rating categories for debt obligations by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board.


      The average distribution of investments (at value) in Municipal Obligations (including notes) by ratings as of the fiscal year ended January 31, 2000, computed on a monthly basis, was as follows:



                                                        Percentage of Value
                                              -----------------------------------------



                Moody's            Standard &    Dreyfus                   Dreyfus
                Investors          Poor's        Municipal  Dreyfus        New
Fitch\IBCA,     Service, Inc.      Ratings       Cash       Tax Exempt     York Municipal
Inc.            ("Moody's")   or   Group         Management Cash           Cash
("Fitch")  or                      ("S&P")       Plus       Management     Management
---------        -------          ----------    ----------- ----------     ---------------

F-1+/F-1        VMIG 1/MIG 1,    SP-1+/SP-1,    94.9%           96.1%       89.5%
                P-1              A-1+/1-A
F-2             VMIG 2/MIG 2, P2 SP-2, A2           -             -              -
AAA/AA          Aaa/Aa           AAA/AA           1.5%            1.4%        1.7%
Not Rated       Not Rated        Not Rated        3.6%*           2.5%*       8.8%*
                                              ------------    ----------- ---------
                                              100.0%          100.0%      100.0%


-----------------------

     * Included in the Not Rated category are securities for Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management, respectively, are securities which, while not rated, have been determined by the Manager to be of comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.




      If, subsequent to its purchase by the Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

      To the extent the ratings given by Moody's, S&P or Fitch change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Funds' Combined Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.


      Taxable Investments. (Tax Exempt Funds) From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, each Tax Exempt Fund may invest in taxable short-term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; CDs of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion more; TDs; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. When Dreyfus New York Municipal Cash Management has adopted a temporary defensive position, including when acceptable New York Municipal Obligations are unavailable for investment by Dreyfus New York Municipal Cash Management, in excess of 35% of the Fund's assets may be invested in securities that are not exempt from New York State and New York City income tax. Under normal market conditions, none of the Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.


      Illiquid Securities. (All Funds) Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

      In addition to the principal investment strategies discussed in the Funds' Prospectus, each Fund also may engage in the investment techniques described below.

      Borrowing Money. (All Funds) Each Fund may borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Cash Management Plus may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


      Lending Portfolio Securities. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Government Prime Cash Management) Each of these Funds may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (20% as to Dreyfus Government Cash Management) of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or, as to Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such Loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement. In connection with its securities lending practices, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


      Reverse Repurchase Agreements. (Dreyfus Cash Management Plus) Dreyfus Cash Management Plus may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse purchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed and return received on the securities purchased. The Fund's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission.

      Forward Commitments. (Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management and each Tax Exempt
Fund) Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

      Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Investment Considerations and Risks

      Bank Securities. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) To the extent each of these Funds' investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

      Foreign Securities. (Dreyfus Cash Management and Dreyfus Cash Management
Plus) Each of these Funds may invest in securities issued by London branches of domestic banks, and Dreyfus Cash Management Plus may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

      Investing in Municipal Obligations. (Tax Exempt Funds) Each Tax Exempt Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

      Certain municipal lease/purchase obligations in which each Tax Exempt Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Manager will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

      Certain provisions in the Internal Revenue Code of 1986, as amended (the "Code"), relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Fund so as to adversely affect Fund shareholders, the Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.


      Investing in New York Municipal Obligations. (Dreyfus New York Municipal Cash Management) Since the Fund is concentrated in securities issued by New York or entities within New York, an investment in the Fund may involve greater risk than investments in certain other types of money market funds. You should consider carefully the special risks inherent in the Fund's investment in New York Municipal Obligations. You should review "Appendix A" which sets forth information relating to investing in New York Municipal Obligations.


      Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

      Dreyfus Cash Management. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      9. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10. Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      12. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                          * * * *

      Dreyfus Cash Management Plus. Dreyfus Cash Management Plus has adopted investment restrictions numbered 1 through 11 as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management Plus may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

      2. Borrow money, except (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Fund's Prospectus. While borrowings described in clause (i) exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus and except that the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Directors.

      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      9. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

      10. Invest in companies for the purpose of exercising control.

      11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                          * * * *

      Dreyfus Government Cash Management. Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9.  Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                          * * * *

      Dreyfus Government Prime Cash Management. Dreyfus Government Prime Cash Management has adopted investment restrictions numbered 1 through 6 as fundamental policies. Investment restrictions numbered 7 through 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Government Prime Cash Management may not:

      1. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowings to up to 33-1/3% of the value of the Fund's total assets.

      2.  Purchase securities on margin.

      3. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

      4. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that deal in real estate.

      5. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made in accordance with guidelines established by the Securities and Exchange Commission and the Fund's Board.

      6. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities.

     7. Purchase common stocks, preferred stocks, warrants or other equity securities.

      8. Write or purchase put or call options or combinations thereof, except that the Fund may purchase and sell "obligations with puts attached" in accordance with its stated investment policies.

      9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      10. Enter into repurchase agreements.

      11. Purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                          * * * *

      Dreyfus Treasury Cash Management. Dreyfus Treasury Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 11 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      6. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

      7. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government.

      8.  Invest in companies for the purpose of exercising control.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                          * * * *

      Dreyfus Treasury Prime Cash Management. Dreyfus Treasury Prime Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Prime Cash Management may not:

      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

      9.  Invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                          * * * *

      Dreyfus Municipal Cash Management Plus. Dreyfus Municipal Cash Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:

      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4.  Sell securities short or purchase securities on margin.

      5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      8. Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

      9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

      For purposes of investment restriction number 9, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                          * * * *

      Dreyfus Tax Exempt Cash Management. Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      6. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9. Purchase more than 10% of the voting securities of any issuer (this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

      10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

      12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      Notwithstanding investment restrictions numbered 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

      For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                          * * * *

      Dreyfus New York Municipal Cash Management. Dreyfus New York Municipal Cash Management has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restriction number 10 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus New York Municipal Cash Management may not:

      1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

      4.  Sell securities short or purchase securities on margin.

      5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

      6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

      7. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

      10. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

      Notwithstanding investment restrictions numbered 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

      For purposes of investment restriction number 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

                                          * * * *

      All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.


                             MANAGEMENT OF THE FUNDS

      Each Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:


      The Dreyfus Corporation.....................Investment Adviser
      Dreyfus Service Corporation.................Distributor
      Dreyfus Transfer, Inc.......................Transfer Agent
      The Bank of New York........................Custodian


      Board members and officers of each Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Funds


JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the
     Board of various funds in the Dreyfus Family of Funds. He is also a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative, and risk management services for health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway Company, Inc.), a button packager and distributor, Century Business Services, Inc. (formerly, International Alliance Seminars, Inc.), a provider of various outsourcing functions for small and medium sized companies, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and QuickCAT. Com, Inc., a private company engaged in the development of high speed movement, routing, storage, and encryption of data across all modes of data transport. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer, of the Manager, and Executive Vice President and a director of the Distributor. From August 1994 to December 31, 1994, he was a director of Mellon Financial Corporation. He is 56 years old and his address is 200 Park Avenue, New York, New York 10166.

DAVID W. BURKE, Board Member. Board member of various funds in the Dreyfus
     Family of Funds. Chairman of the Broadcasting Board of Governors, an independent board within the United States Information Agency, from August 1994 to November 1998. From August 1994 to December 1994, Mr. Burke was a Consultant to the Manager, and from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice-President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 64 years old and his address is 197 Eighth Street, Charleston, Massachusetts 02642.

ISABEL P. DUNST, Board Member. Partner in the law firm of Hogan & Hartson, since
     1990. From 1986 to 1990, she was Deputy General Counsel of the United States Department of Health and Human Services. Until May 1996, she was a Trustee of the Clients' Security Fund of the District of Columbia Bar and President of Temple Sinai. She is 53 years old and her address is c/o Hogan & Hartson, Columbia Square, 555 Thirteenth Street, N.W., Washington, D.C. 20004-1109.

LYLE E. GRAMLEY, Board Member. Consulting economist, since June 1992, and, from
     1985 to May 1992, Senior Staff Vice President and Chief Economist, of Mortgage Bankers Association of America. Since February 1993, Mr. Gramley has served as a director of IndyMac Mortgage Holdings, Inc. (formerly, CWM Mortgage Holdings, Inc.), and, since February 1996, as a director of NUWave Technologies, Inc. From 1980 to 1985, he was a member of the Board of Governors of the Federal Reserve System. He is 73 years old and his address is 12901 Three Sisters Road, Potomac, Maryland 20854.

WARREN B. RUDMAN, Board Member. Since January 1993, Partner in the law firm
     Paul, Weiss, Rifkind, Wharton & Garrison. Mr. Rudman also is a director of Prime Succession, Inc., Collins & Aikman Corporation, Chubb Corporation, Raytheon Company and Allied Waste Industries, Inc., and serves on the Board of Governors of the American Stock Exchange. He is also a member of the President's Foreign Intelligence Advisory Board (as Vice Chairman through February 1998 and currently as Chairman) and a member of the Senior Advisory Board of the Institute of Politics of the Kennedy School of Government at Harvard University. From January 1981 to January 1993, Mr. Rudman served as a United States Senator from the State of New Hampshire. He is 70 years old and his address is 1615 L Street, N.W., Suite 1300, Washington D.C. 20036.


      Each Fund has a standing nominating committee comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.


      Board members of each Fund are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amounts of compensation payable to each Board member by each Fund for the fiscal year ended January 31, 2000 and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* during the year ended December 31, 1999, are set forth below.



                                                            Total Compensation
Name of Board                         --------------------- ----------------------
Member and Fund                       Aggregate             from Funds and Fund
                                      Compensation          Complex Paid to Board
                                      from Fund (+)(**)     Member

Joseph S. DiMartino                                         $642,177(189)

   Dreyfus Cash Management                   $7,500
   Dreyfus Cash Management Plus, Inc.        $7,500
   Dreyfus Government Cash                   $7,500
   Management Funds***
   Dreyfus Treasury Cash Management          $7,500
   Dreyfus Treasury Prime Cash               $7,500
   Management
   Dreyfus Municipal Cash Management         $7,500
   Plus
   Dreyfus Tax Exempt Cash Management        $7,500
   Dreyfus New York Municipal Cash           $5,000
   Management

--------------------------------------------------------------------------------------------
David W. Burke                                              $228,500 (62)

   Dreyfus Cash Management                   $6,000
   Dreyfus Cash Management Plus, Inc.        $6,000
   Dreyfus Government Cash                   $6,000
   Management Funds***
   Dreyfus Treasury Cash Management          $6,000
   Dreyfus Treasury Prime Cash               $6,000
   Management
   Dreyfus Municipal Cash Management         $6,000
   Plus
   Dreyfus Tax Exempt Cash Management        $6,000
   Dreyfus New York Municipal Cash           $4,000
   Management

Isabel P. Dunst                                             $ 46,000 (9)

   Dreyfus Cash Management                   $6,000
   Dreyfus Cash Management Plus, Inc.        $6,000
   Dreyfus Government Cash                   $6,000
   Management Funds***
   Dreyfus Treasury Cash Management          $6,000
   Dreyfus Treasury Prime Cash               $6,000
   Management
   Dreyfus Municipal Cash Management         $6,000
   Plus
   Dreyfus Tax Exempt Cash Management        $6,000
   Dreyfus New York Municipal Cash           $4,000
   Management






                                      --------------------- ----------------------
Name of Board                                               Total Compensation
Member and Fund                       Aggregate             From Funds and Fund
                                      Compensation          Complex Paid to Board
                                      from Fund (+)(**)     Member

Lyle E. Gramley                                             $ 46,000 (9)
                                                            -------------------------

   Dreyfus Cash Management                   $6,000
   Dreyfus Cash Management Plus, Inc.        $6,000
   Dreyfus Government Cash                   $6,000
   Management Funds***
   Dreyfus Treasury Cash Management          $6,000
   Dreyfus Treasury Prime Cash               $6,000
   Management
   Dreyfus Municipal Cash Management         $6,000
   Plus
   Dreyfus Tax Exempt Cash Management        $6,000
   Dreyfus New York Municipal Cash           $4,000
   Management



Warren B. Rudman                                            $ 68,000 (25)

   Dreyfus Cash Management                      $
   Dreyfus Cash Management Plus, Inc.           $
   Dreyfus Government Cash                      $
   Management Funds***
   Dreyfus Treasury Cash Management             $
   Dreyfus Treasury Prime Cash                  $
   Management
   Dreyfus Municipal Cash Management            $
   Plus
   Dreyfus Tax Exempt Cash Management           $
   Dreyfus New York Municipal Cash              $
   Management

---------------------------
--------------------------------------------------------------------------------------------

(+) The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Arrangements."

(*) Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Fund, for which the Board member serves.

(**) Amount does not include reimbursed expenses for attending Board meetings, which amounted to $______in the aggregate for all Board Members as a group, all of which was paid by the Manager. See "Management Arrangements."

(***) Includes Dreyfus Government Cash Management and Dreyfus Government
Prime Cash Management.



Officers of the Funds


STEPHEN E. CANTER, President. President, Chief Operating Officer, Chief
     Investment Officer and a director of the Manager, and an officer of other investment companies advised or administered by the Manager. Mr. Canter also is a Director or Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

MARK N. JACOBS, Vice President. Vice President, Secretary and General Counsel of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 53 years old.

JOSEPH S. CONNOLLY, Vice President and Treasurer. Director - Mutual Fund
     Accounting of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 42 years old.

JOHN B. HAMMALIAN, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 36 years old.

MICHAEL A. ROSENBERG, Assistant Secretary. Associate General Counsel of the
     Manager, and an officer of other investment companies advised or administered by the Manager. He is 40 years old.

STEVEN F. NEWMAN, Assistant Secretary. Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 50 years old.

MICHAEL CONDON, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 38 years old.

GREGORY S. GRUBER, Assistant Treasurer. Senior Accounting Manager - Municipal
     Bond Funds of the Manager, and an officer of other investment companies advised or administered by the Manager. He is 40 years old.


      The address of each officer of the Funds is 200 Park Avenue, New York, New York 10166.


      Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on May 1, 2000.

      Set forth in "Appendix D" to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of the Fund's Institutional Shares, Administrative Shares, Investor Shares or Participant Shares outstanding on May 1, 2000.


      A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                             MANAGEMENT ARRANGEMENTS


      Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

      The Manager provides management services pursuant to separate Management Agreements (respectively, the "Agreement") between the Manager and each Fund. As to each Fund, the Agreement is subject to annual approval by (i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman-Institutional and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William T. Sandalls, Jr., Executive Vice President; Stephen R. Byers, Senior Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary, Diane P. Durnin, Vice President-Product Development; Patrice M. Kozlowski, Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Ray Van Cott, Vice President-Information Systems; Theodore A. Schachar, Vice President--Tax; Wendy Strutt, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliott, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.

      The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Taxable Funds are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas Riordan. The portfolio managers of the Tax Exempt Funds are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Joseph Irace, Colleen Meehan, Richard J. Moynihan, Michael Petty, Jill C. Shaffro McGovern, Scott Sprauer, Samuel J. Weinstock, and Monica
S. Wieboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

      The Manager's Code of Ethics (the "Code") subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of the Manager who comply with the Code's preclearance and disclosure procedures and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


      The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


      As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of
 .20% of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years ended January 31, 1998, 1999, and 2000:







                                                  Fiscal Year Ended January 31,
                                              2000            1999             1998
                                            ---------        --------          -----
Dreyfus Cash Management                  $13,634,987    $10,239,876       $  7,570,522

Dreyfus Cash Management Plus             $16,646,172    $15,318,734        $14,788,809

Dreyfus Government Cash                  $  9,403,752   $10,333,829        $10,665,030
    Management

Dreyfus Municipal Cash Management Plus   $    451,014   $    458,433      $    403,000

Dreyfus New York Municipal Cash          $    540,023   $    464,622      $    347,831
    Management

Dreyfus Tax Exempt Cash                  $  2,975,622   $  3,167,555        $3,136,936
    Management

Dreyfus Treasury Cash Management         $  6,702,209   $  7,876,585      $  6,593,106

Dreyfus Treasury Prime Cash Management   $  6,066,060   $  7,187,183      $  6,765,077


      As to each Fund, the Manager has committed at least through May 31, 2001, that until the Manager gives the Fund's investors at least 90 days' notice to the contrary, the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares and Participant Shares, payments made pursuant to the Fund's Service Plan with respect to each such class of shares at the annual rate set forth in the Service Plan. See "Service Plans."


      In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1-1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


      Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York, 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.


      Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a separate transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from each Fund computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.


      The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a separate custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from each Fund based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.



                                HOW TO BUY SHARES

      Each Fund offers four classes of shares--Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. The classes are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plans."

      The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law.

      The minimum initial investment is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund or Dreyfus Institutional Short Term Treasury Fund; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.

      Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.

      Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with the Fund's, investors should call Dreyfus Institutional Services Division at one of the telephone numbers listed on the cover.

      Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

      Taxable Funds--Each of these Funds' net asset value per share is determined twice daily: (i) as of 5:00 p.m., New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, the New York Stock Exchange or the Transfer Agent, is open for business.

      As to each Fund except Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management, orders placed with Dreyfus Institutional Services Division prior to 5:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day.

      As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders placed with Dreyfus Institutional Services Division in New York prior to 3:00 p.m., New York time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., New York time, also will become effective at the price determined at 5:00 p.m., New York time, on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., New York time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.

      Orders effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.

      Tax Exempt Funds--Each of these Funds' net asset value per share is determined twice daily: (i) as of 12:00 Noon, New York time, and (ii) as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business.

      Investors whose orders are placed with, and payments are received in or converted into Federal Funds by, the Custodian by 12:00 Noon, New York time, will be effective at the price determined at 12:00 Noon, New York time, on that day. Shares so purchased will receive the dividend declared on that day.

      Orders effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., New York time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will become effective on the following business day.

      Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and an order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

                                  SERVICE PLANS
                        (ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                                  PARTICIPANT SHARES ONLY)

      Each Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Rule") for its Administrative Shares, Investor Shares and Participant Shares. The Rule provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Board has adopted a separate plan (the "Service Plan") with respect to each Fund's Administrative Shares, Investor Shares and Participant Shares pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent will provide holders of Administrative, Investor or Participant Shares a consolidated statement. The Service Agent generally also will provide the holders of Investor or Participant Shares checkwriting privileges and, in the case of Participant Shares, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and at no time will such amount exceed the maximum amount permitted to be paid under the NASD Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that each Fund's Service Plan will benefit such Fund and the holders of its Administrative Shares, Investor Shares and Participant Shares.

      A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares, or Participant Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.


      Set forth below are the total amounts paid by each Fund pursuant to its Service Plan to Premier Mutual Fund Services, Inc. ("Premier"), the distributor of each Fund's shares during the fiscal year ended January 31, 2000, as reimbursement for distributing Administrative Shares, Investor Shares, and Participant Shares ("Premier Payments") and (ii) the Distributor, the Manager, and their affiliates, for advertising and marketing and for providing services to holders of such classes of shares ("Dreyfus Payments"). The Premier Payments and Dreyfus Payments set forth below are for the fiscal year ended January 31, 2000. Commencing on March 22, 2000, the effective date of amendments to the Funds' Service Plan, the Distributor became entitled to receive all payments under each Plan.


                          Total Amount
Name of Fund              Paid Pursuant to
and Share Class           Service
                          Plan             Premier Payments    Dreyfus Payments
---------------          ---------------   -----------------   ---------------

DREYFUS CASH
   MANAGEMENT
Administrative Shares     $  105,370        $   68,772        $  36,598
Investor Shares           $1,370,266        $  488,951         $881,315
Participant Shares        $   355,655       $  355,655         $      0

DREYFUS CASH
   MANAGEMENT PLUS
Administrative Shares     $   39,268        $   37,396         $  1,872
Investor Shares           $1,757,880        $1,464,392         $293,488
Participant Shares        $   882,762       $   882,762        $      0

DREYFUS GOVERNMENT
  CASH MANAGEMENT
Administrative Shares     $   70,324       $     70,324       $        0
Investor Shares           $1,607,041        $   990,850        $616,191
Participant Shares        $   483,619       $   483,619       $       0

DREYFUS GOVERNMENT
  PRIME CASH
  MANAGEMENT
Administrative Shares     $     1,190       $       1,190      $           0
Investor Shares           $    73,910       $     73,910       $           0
Participant Shares        $  745,694        $   745,694        $           0

DREYFUS MUNICIPAL
  CASH MANAGEMENT
  PLUS
Administrative Shares     $         0       $         0        $             0
Investor Shares           $   135,597       $   135,597        $             0
Participant Shares        $     69,915      $     69,915       $             0

DREYFUS NEW YORK
  MUNICIPAL CASH
  MANAGEMENT
Administrative Shares     $          0      $          0       $         0
Investor Shares           $     22,595      $      7,889       $    14,706
Participant Shares        $      1,903      $      1,903       $         0

DREYFUS TAX EXEMPT
  CASH MANAGEMENT
Administrative Shares     $     1,755       $     1,694         $     61
Investor Shares           $   457,182       $   341,551         $115,631
Participant Shares        $   456,681       $   456,681         $      0

DREYFUS TREASURY
  CASH MANAGEMENT
Administrative Shares     $  18,190         $     1,660        $ 16,530
Investor Shares           $1,421,320        $   977,443        $443,877
Participant Shares        $   344,680       $   344,680        $      0

DREYFUS TREASURY
  PRIME CASH
  MANAGEMENT
Administrative Shares     $   26,497        $    9,873          $  16,624
Investor Shares           $1,022,901        $1,022,901          $       0
Participant Shares        $   603,849       $   603,849         $       0



                           SHAREHOLDER SERVICES PLANS
                                (INSTITUTIONAL SHARES ONLY)


      Each Fund, as to its Institutional Shares only, has adopted a separate Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse the Distributor an amount not to exceed the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided to holders of Institutional Shares may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.


      A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.

      The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management Arrangements."

                              HOW TO REDEEM SHARES

      General. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Institutional Services Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management--If a redemption request is received in proper form, and transmitted to the Custodian by 5:00 p.m., New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 5:00 p.m., New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.

Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management--If a redemption request is received in proper form, and transmitted to the Custodian by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request effected through an automated interface or trading system after 12:00 Noon, New York time, but prior to 8:00 p.m., New York time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 12:00 Noon and 8:00 p.m., New York time, by a means other than an automated interface or trading system will not be effective until the following business day.

      Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

      Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:

                                         Transfer Agent's
Transmittal Code                         Answer Back Sign

144295                                   144295 TSSG PREP

      Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.


      Redemption Commitment. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.


      Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.


                        DETERMINATION OF NET ASSET VALUE

      Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

      Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to the Tax Exempt Funds, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.

      The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

      New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

                              SHAREHOLDER SERVICES

      Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investor Shares only). To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

      An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

      No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investor Shares only), if the investor is a shareholder in such fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

      Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Management believes that each Fund has qualified for the fiscal year ended January 31, 2000 as a "regulated investment company" under the Code. The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

      Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or the Federal National Mortgage Association, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.

                             PORTFOLIO TRANSACTIONS

      Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

      Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of a Fund or other funds advised by the Manager or its affiliates.

      Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising each Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.

                                YIELD INFORMATION


      For the seven-day period ended January 31, 2000, the yield and effective yield for Institutional Shares, Administrative Shares, Investor Shares, and Participant Shares of each Fund were as follows:


Name of Fund and Class              Yield                  Effective Yield

Dreyfus Cash Management

Institutional Shares                5.68%                  5.84%
Administrative Shares               5.59%                  5.75%
Investor Shares                     5.43%                  5.58%
Participant Shares                  5.29%                  5.43%

Dreyfus Cash Management Plus

Institutional Shares                5.66%                  5.82%
Administrative Shares               5.57%                  5.72%
Investor Shares                     5.41%                  5.56%
Participant Shares                  5.25%                  5.39%

Dreyfus Government Cash Management

Institutional Shares                5.33%                  5.47%
Administrative Shares               5.23%                  5.37%
Investor Shares                     5.08%                  5.21%
Participant Shares                  4.93%                  5.05%

Dreyfus Government Prime Cash
Management

Institutional Shares                5.43%                  5.58%
Administrative Shares               5.33%                  5.47%
Investor Shares                     5.18%                  5.31%
Participant Shares                  5.03%                  5.16%

Dreyfus Treasury Cash Management

Institutional Shares                5.16%                  5.29%
Administrative Shares               5.07%                  5.20%
Investor Shares                     4.91%                  5.03%
Participant Shares                  4.77%                  4.88%

Dreyfus Treasury Prime Cash
Management

Institutional Shares                5.16%                  5.29%
Administrative Shares               5.06%                  5.19%
Investor Shares                     4.91%                  5.03%
Participant Shares                  4.76%                  4.87%

Dreyfus Municipal Cash Management
Plus

Institutional Shares                3.34%                  3.40%
Administrative Shares               3.24%                  3.29%
Investor Shares                     3.10%                  3.15%
Participant Shares                  2.94%                  2.98%

Dreyfus Tax Exempt Cash Management

Institutional Shares                3.22%                  3.27%
Administrative Shares               3.13%                  3.18%
Investor Shares                     2.98%                  3.02%
Participant Shares                  2.82%                  2.86%

Dreyfus New York Municipal Cash
Management

Institutional Shares                3.21%                  3.26%
Administrative Shares               3.11%                  3.16%
Investor Shares                     2.96%                  3.00%
Participant Shares                  2.81%                  2.85%


      Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Administrative Shares, Investor Shares and Participant Shares should be expected to be lower than that of Institutional Shares, the performance of Investor Shares and Participant Shares should be expected to be lower than that of Administrative Shares and the performance of Participant Shares should be expected to be lower than that of Investor Shares.


      As to the Tax Exempt Funds, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 2000 Federal income tax rate of 39.60%, the tax equivalent yield for the 7-day period ended January 31, 2000 for Institutional Shares, Administrative Shares, Investor Shares and Participant Shares of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management was as follows:

Name of Fund and Class                            Tax Equivalent Yield


Dreyfus Municipal Cash Management Plus

Institutional Shares                                      5.53%
Administrative Shares                                     5.36%
Investor Shares                                           5.13%
Participant Shares                                        4.87%

Dreyfus Tax Exempt Cash Management

Institutional Shares                                      5.33%
Administrative Shares                                     5.18%
Investor Shares                                           4.93%
Participant Shares                                        3.67%

      Based upon a combined 2000 Federal, New York State, and New York City personal income tax rate of 46.02%, the tax equivalent yield for the seven-day period ended January 31, 2000 for Dreyfus New York Municipal Cash Management was as follows:

  Dreyfus New York Municipal Cash
  Management

  Institutional Shares                                    5.95%
  Administrative Shares                                   5.76%
  Investor Shares                                         5.48%
  Participant Shares                                      5.21%

      The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management represent the application of the highest Federal marginal personal income tax rate currently in effect. The tax equivalent figures, however, do not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. The tax equivalent yields noted above for Dreyfus Municipal Cash Management Plus represent the application of the highest Federal, New York State and New York City marginal personal income tax rates presently in effect. For Federal income tax purposes, a 39.60% rate has been used, and for New York State and New York City personal income tax purposes, the rates of 7.875% and 4.46%, respectively, have been used. In addition, there may be pending legislation which could affect such stated tax rates or yields. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield.

      From time to time, each Tax Exempt Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as representative of the Fund's past or future performance.

      Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

      From time to time, comparative performance information may be used in advertising or marketing Fund shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor(TM), IBC's Money Fund Report(TM), IBC's Rated Money Fund Report(TM), Morningstar, Inc. and other industry publications.

      From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation. From time to time, advertising materials for a Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute. From time to time, advertising materials for a Fund also may discuss the availability and benefits of offering the Funds as investment vehicles for commercial sweep accounts, and may discuss statistics, data, and industry trends in this regard.

      In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into over a one trillion dollar industry.


      Each Fund is a member of the Dreyfus Family of Cash Management Funds, which are designed to meet the needs of an array of institutional investors. As of May 1, 2000 the total net assets of all of the funds composing the Dreyfus Family of Cash Management Funds amounted to approximately $28 billion.


                           INFORMATION ABOUT THE FUNDS

      Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      Under Massachusetts law, shareholders of a Fund (other than Dreyfus Cash Management Plus, which is a Maryland corporation) could, under certain circumstances, be held liable for the obligations of the Fund. However, each Funds' Agreement and Declaration of Trust (each, a "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Board members. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund organized as a Massachusetts business trust, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each of these Funds intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority, in the case of Dreyfus Cash Management Plus, or two-thirds, in the case of each other Fund, of the Fund's outstanding voting shares. In addition, the Fund's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Company's Board has authorized the creation of two series of shares. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of the other portfolio. The Company has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.


      Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the combined Prospectuses or this Statement of Additional Information about another Fund. The Board members with respect to each Fund have considered this factor in approving the use of the combined Prospectuses and this Statement of Additional Information.

      Each Fund sends annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York 10038-4982, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.


      Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as independent auditors of each Fund.



                                YEAR 2000 ISSUES

      The Fund could be adversely affected if the computer systems used by the Manager and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Manager has taken steps designed to avoid year 2000-related problems in its systems and to monitor the readiness of other service providers. In addition, issuers of securities in which the Fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the Fund's investments and its share price.

                                   APPENDIX A
                                  (DREYFUS CASH MANAGEMENT
                                       AND
                            DREYFUS CASH MANAGEMENT PLUS, INC.)

      Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

      The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

      The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

      The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

      In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.


Bond Ratings and Long-Term Ratings

      Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

      Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

      Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

      Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt.

      Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                                   APPENDIX B
                                     (TAX EXEMPT FUNDS)


      Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

      An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

      The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

                                      SP-1

      The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

      The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

                                       Aaa

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Generally, Moody's provides either a generic rating or a rating with a numerical modifier of 1 for bonds in each of the generic rating categories Aa, A, Baa, Ba and B. Moody's also provides numerical modifiers of 2 and 3 in each of these categories for bond issues in health care, higher education and other not-for-profit sectors; the modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates that the issue is in the mid-range of the generic category; and the modifier 3 indicates that the issue is in the low end of the generic category.

Municipal Note Ratings

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

      A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

      Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                  MIG 1/VMIG 1

      This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                  MIG 2/VMIG 2

      This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

      The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

      Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

      Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

      Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

      Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

      Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

                                   APPENDIX C
                        (DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT)

                   INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

      RISK FACTORS--INVESTING IN NEW YORK MUNICIPAL OBLIGATIONS

      The following information is a summary of special factors affecting investments in New York Municipal Obligations. It does not purport to be a complete description and is based on information drawn from the Official Statement issued by the State of New York (the "State") for its public bond issue on August 24, 1999. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

      The State's fiscal year begins on April 1st and ends on March 31st. On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the 1999-2000 fiscal year, the State enacted appropriations that permitted the State to continue its operations.

      Following enactment of the 1999-2000 budget, the State prepared a Financial Plan for the 1999-2000 fiscal year (the "1999-2000 Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature. For fiscal year 1999-2000, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $37.36 billion, an increase of $868 million or 2.38 % over 1998-99. Projected spending under the 1999-2000 enacted budget is $215 million above the Governor's Executive Budget recommendations. The increase in General Fund spending is comprised of $1.1 billion in legislative additions to the Executive Budget (primarily in education), offset by various actions, including reestimates of required spending based on year-to-date results and the identification of certain other resources that offset spending, such as $250 million from commencing the process of privatizing the Medical Malpractice Insurance Association (MMIA), $250 million from the retention of the Debt Reduction Reserve Fund within the General Fund and about $100 million in excess fund balances. The MMIA was established in 1983 to provide excess liability insurance to doctors and medical providers. Legislation enacted with the 1999-2000 budget initiates the process of MMIA privatization and transfers excess fund balances to the State.

      The 1999-2000 enacted budget provides for $831 million in new funding for public schools, the largest year-to-year increase in State history. The budget also enacts several new tax cuts valued at $375 million when fully phased in by 2003-04. None of the $1.82 billion cash surplus from 1998-99 is assumed to support spending in 1999-2000, but instead is reserved to help offset the costs of previously enacted tax cuts that take effect after 1999-2000.

      The 1999-2000 Financial Plan projects a closing balance of $2.85 billion in the General Fund. The balance is comprised of the $1.82 billion surplus from 1998-99 that has been set aside to finance already-enacted tax cuts, $473 million in the Tax Stabilization Reserve Fund (TSRF), $250 million in the Debt Reduction Reserve Fund (DRRF), $107 million in the Contingency Reserve Fund
(CRF), and $200 million in the Community Projects Fund (CPF), which finances legislative initiatives. The State expects to close fiscal year 1999-2000 with cash balances in these funds at their highest levels ever.

      Many complex political, social and economic forces influence the State's economy and finances, which in turn may affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan also is based upon forecasts of national and State economic activity. Economic forecasts frequently have failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget (DOB) believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth below, and those projections may be changed materially and adversely from time to time. See the section entitled "Special Considerations" below for a discussion of risks and uncertainties faced by the State.

1999-2000 STATE FINANCIAL PLAN

      Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

GENERAL FUND

      The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1999-2000 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 47.1 % of All Governmental Funds disbursements and 69.3 % of total State Funds disbursements. General Fund moneys also are transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

      Total receipts and transfers from other funds are projected to be $39.31 billion in 1999-2000, an increase of $2.57 billion over 1998-99. Total General Fund disbursements and transfers to other funds are projected to be $37.36 billion, an increase of $868 million over 1998-99.

Projected General Fund Receipts

      Total General Fund receipts and transfers in 1999-2000 are projected to be $39.31 billion, an increase of $2.57 billion from the $36.74 billion recorded in 1998-99. This total includes $35.93 billion in tax receipts, $1.36 billion in miscellaneous receipts, and $2.02 billion in transfers from other funds. The transfer of the $1.82 billion surplus recorded in 1998-99 to the 1999-2000 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1998-99 figures and inflating 1999-2000 projections.

      The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based, with certain modifications, on federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $22.95 billion in 1999-2000, well over half of all General Fund receipts and nearly $2.87 billion above the reported 1998-99 collection total. Much of this growth is associated with the $1.82 billion net impact of the transfer of the surplus from 1998-99 to the current year as partially offset by the diversion of an additional $661 million in income tax receipts to the School Tax Relief (STAR) fund. The STAR program was created in 1997 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.8 billion, an increase of almost 9 %.

      This growth is largely a function of two factors: (i) the 8 % growth in income tax liability projected for 1999; and (ii) the impact of the 1998 tax year settlement recorded early in the 1999-2000 fiscal year.

      The most significant statutory change made this year provides for an increase, phased-in over two years, in the earned income tax credit from 20% to 25% of the federal credit.

      User taxes and fees are comprised of three-quarters of the State's 4% sales and use tax, cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. This category also includes receipts from the motor vehicle registration fees and alcoholic beverage license fees. Dedicated transportation funds outside of the General Fund receive a portion of motor fuel tax and motor vehicle registration fees and all of the highway use taxes.

      Receipts from user taxes and fees are projected to total $7.35 billion, an increase of $105 million from reported collections in the prior year. The sales tax component of this category accounts for virtually all of the 1999-2000 growth. Growth in base sales tax yield, after adjusting for tax law and other changes, is projected at 5.6%. Modest increases in motor fuel and auto rental tax receipts over 1998-99 levels are also expected. However, receipts from other user taxes and fees are estimated to decline by $177 million.

      The yield of other excise taxes in this category, particularly the cigarette and alcoholic beverage taxes, show long-term declining trends. General Fund declines in 1999-2000 motor vehicle fee receipts, in contrast, reflect statutory fee reductions and an increased amount of collections earmarked to the Dedicated Highway and Bridge Trust Fund.

      Significant statutory changes made in this category during the 1999-2000 legislative session include: delaying until March 1, 2000 the implementation of the exemption from State sales tax of clothing and footwear priced under $110; providing week-long sales tax exemptions in September 1999 and January 2000 for clothing and footwear priced under $500; enactment of a variety of small sales tax exemptions including certain equipment used in providing telecommunications service for sale, property and services used in theatrical productions, computer hardware used to design Internet web sites, and building materials used in farming; a reduction in the beer tax rate; and an expanded exemption from the alcoholic beverage tax for small brewers.

      Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Beginning in 1994, a 15% surcharge on these levies began to be phased out and, for most taxpayers, there is no surcharge liability for taxable periods ending in 1997 and thereafter.

      Total business tax collections in 1999-2000 are now projected to be $4.63 billion, $230 million below results for the prior fiscal year. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes. These include the first year of a scheduled corporation franchise tax rate reduction, the alternative minimum tax rate reduction, the fixed dollar minimum rate reduction, and the expansion of the investment tax credit to financial service companies. Ongoing tax reductions include the second year of the "Power for Jobs" utility tax credit program, the gross receipts tax rate reduction, and scheduled additional diversion of General Fund petroleum business and utility tax receipts to dedicated transportation funds.

      Legislation enacted this year affecting receipts in this category includes: a phased reduction in the net income tax rate applicable to bank and insurance companies from 9% to 7.5%; reforms to the corporation franchise subsidiary capital tax; a further reduction in the alternative minimum tax rate from 3% to 2.5%; doubling the economic development zone and zone equivalent area wage tax credits; and providing further reforms to the apportionment of income for the airline industry.

      Other taxes include the estate and gift tax, the real property gains tax and pari-mutuel taxes. Taxes in this category are now projected to total $1 billion, $137 million below last year's amount. The primary factors accounting for most of the expected decline include: an adverse tax tribunal decision resulting in significant refunds of the now repealed real property gains tax; pari-mutuel tax reductions enacted with the 1999-2000 budget; and the effects of the already enacted reductions in the estate and gift taxes.

      Significant legislation passed with the 1999-2000 enacted budget affecting these sources include both the extension of and an increase in certain temporary tax reductions at the State's race tracks and conformity with new federal estate tax provisions.

      Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Miscellaneous receipts are expected to total $1.36 billion, down $142 million from the prior year amount. This reflects the loss of non-recurring receipts received in 1998-99 and the growing effects of the phase-out of the medical provider assessments.

      Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the 1% sales tax used to support payments to Local Government Assistance Corporation (LGAC).

      Transfers from other funds are expected to total $2.02 billion, or $99 million more than total receipts from this category during 1998-99. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to increase by approximately $93 million, while transfers from all other funds are expected to increase by $6 million.

Projected General Fund Disbursements

      General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $37.36 billion in 1999-2000, an increase of $868 million or 2.38% over 1998-99.

      Following the pattern of the last two fiscal years, education programs receive the largest share of new funding contained in the 1999-2000 Financial Plan. School aid is expected to grow by $831 million or 8.58% over 1998-99 levels (on a State fiscal year basis). Outside of education, the largest growth in spending is for State Operations ($207 million, including $100 million reserved for possible collective bargaining costs); Debt Service ($183 million); and mental hygiene programs, including funding for a cost of living increase for care providers ($114 million). These increases were offset, in part, by spending reductions or actions in health and social welfare ($280 million), and in general State charges ($222 million).

      Grants to Local Governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. The largest areas of spending in this category are for aid to elementary and secondary schools (41%) and for the State's share of Medicaid payments to providers (22%). Grants to Local Governments are projected at $25.60 billion in 1999-2000, an increase of $910 million or 3.68% over 1998-99.

      Under the 1999-2000 enacted budget, General Fund spending on school aid is projected at $10.52 billion on a State fiscal year basis, an increase of $831 million from the prior year. The budget provides additional funding for operating aid, building aid, and several other targeted aid programs. It also funds the balance of aid payable for the 1998-99 school year that is due primarily in the first quarter of the 1999-2000 fiscal year. For all other educational programs, disbursements are projected to grow by $78 million to $2.99 billion.

      Spending for Medicaid in 1999-2000 is projected to total $5.54 billion, essentially unchanged from 1998-99, due in part to the use of $145 million in other available funds that lowers disbursements in this area. Disbursements for all other health and social welfare programs are projected to total $2.70 billion, a decrease of $252 million. Lower welfare spending, driven by State and federal reforms and a robust economy, accounts for most of the decline.

      The remaining disbursements primarily support community-based mental hygiene programs, local transportation programs, and revenue sharing payments to local governments. Revenue sharing and other general purpose aid to local governments is projected at $825 million.



      State operations pays for the costs of operating the Executive, Legislative, and Judicial branches of government, including the prison system, mental hygiene institutions, and the State University system (SUNY). Personal Service costs account for approximately 73% of spending in this category.

      Spending in State operations is projected to increase by $207 million or 3.1% over the prior year. The growth reflects $100 million in projected spending for new collective bargaining agreements that the State expects to be ratified in the current year. Funding for this expense will come from the Collective Bargaining Reserve. The annualized costs of current collective bargaining agreements, growth in the Legislative and Judiciary budgets, and staffing costs for the State's Year 2000 compliance programs also contribute to the year-to-year growth in spending. The State's overall workforce is expected to remain stable at around 191,300 employees.

      General State charges account for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. General State charges also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers.

      Disbursements in this category are estimated at $2.04 billion, a decrease of $222 million from the prior year. The change primarily reflects projected growth of $27 million in a variety of programs offset by the use of proceeds from the privatization of the MMIA, which is expected to offset certain General Fund fringe benefit costs over the next two fiscal years by approximately $250 million annually.

      This category accounts for debt service on short-term obligations of the State, i.e., the interest costs of the State's commercial paper program. The commercial paper program is expected to have an average of approximately $185 million outstanding during 1999-2000. The majority of the State's debt service is for long-term bonds, and is shown in the Financial Plan as a transfer to the General Debt Service Fund.

      Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources.

      Long-term debt service transfers are projected at $2.27 billion in 1999-2000, an increase of $183 million from 1998-99. The increase reflects debt service costs from prior-year bond sales (net of refunding savings), and certain sales planned to occur during the 1999-2000 fiscal year.

      Transfers for capital projects provide General Fund support for projects that are not financed with bond proceeds, dedicated taxes, other revenues, or federal grants. Transfers in this category are projected to total $168 million in 1999-2000. The decline of $78 million from the prior year is due primarily to the delay of the receipt of payment of certain reimbursements in 1998-99.

      Receipts of $50 million transferred to DRRF in 1998-99 will be used in the Capital Projects Fund in 1999-2000 to provide pay-as-you-go funding for five capital programs that were previously funded with bond proceeds. The 1999-2000 enacted budget also reserves $250 million in new resources for DRRF.

      All other transfers (excluding DRRF), which reflect the remaining transfers from the General Fund to other funds, are estimated to total $385 million in 1999-2000, a decline of $84 million from 1998-99, primarily because of certain non-recurring transfers that occurred last year.

NON-RECURRING RESOURCES

      The DOB estimates that the 1999-2000 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $500 million, or 1.3% of General Fund resources, the largest of which is the first phase of the privatization of MMIA. To the greatest extent possible, one-time resources are expected to be utilized to finance one-time costs, including Year 2000 compliance costs and certain capital spending.

OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS

      State law requires the Governor to propose a balanced budget each year. Preliminary analysis by DOB indicates that the State will have a 2000-01 budget gap of approximately $1.9 billion, or about $300 million above the 1999-2000 Executive Budget estimate (after adjusting for the projected costs of collective bargaining). This estimate includes an assumption for the projected costs of new collective bargaining agreements, $500 million in assumed operating efficiencies, as well as the planned application of approximately $615 million of the $1.82 billion tax reduction reserve. In recent years, the State has closed projected budget gaps which DOB estimates at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99).
DOB will formally update its projections of receipts and disbursements for future years as part of the Governor's 2000-01 Executive Budget submission. The revised expectations for these years will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 2000-01 Executive Budget recommendations.

      The State and the United University Professionals (UUP) union have reached a tentative agreement on a new four-year labor contract. The State is continuing negotiations with other unions representing State employees, the largest of which is the Civil Service Employees Association (CSEA). CSEA previously failed to ratify a tentative agreement on a new four-year contract earlier in 1999. The 1999-2000 Financial Plan has reserved $100 million for possible collective bargaining agreements, and reserves are contained in the preliminary outyear projection for 2000-01 to cover the recurring costs of any new agreements. To the extent these reserves are inadequate to finance such agreements, the costs of new labor contracts could increase the size of future budget gaps.

      Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

OTHER GOVERNMENTAL FUNDS

      In addition to the General Fund, the State Financial Plan includes Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.

Special Revenue Funds

      Total disbursements for programs supported by Special Revenue Funds are projected at $30.94 billion, an increase of $1.29 billion or 4.35% over the prior year. Special Revenue Funds include federal grants and State special revenue funds.

      Federal grants are projected to comprise 72% of all Special Revenue Funds spending in 1999-2000, comparable to prior years. Disbursements from federal funds are estimated at $22.17 billion, an increase of $741 million or 3.46%. Medicaid is the largest program within federal funds, accounting for 56% of total spending in this category. In 1999-2000, Medicaid spending is projected at $14.32 billion, an increase of $711 million over 1998-99. The remaining growth in federal funds is primarily for the Child Health Plus program, which is estimated at $117 million in 1999-2000. This growth is offset by decreased spending in certain social services programs resulting from more recent spending reestimates.

      State special revenue spending is projected to be $8.77 billion, an increase of $550 million or 6.69% from the last fiscal year. The spending growth is primarily due to $661 million for the next phase of the STAR program and $250 million in additional general State charges funded by proceeds from the MMIA transaction, offset by a decrease of $185 million in projected educational spending as a result of lower projected Lottery proceeds and a decline of $112 million in transportation disbursements. The remainder reflects the net impact of spending reestimates.

Capital Projects Funds

      Spending from Capital Projects Funds in 1999-2000 is projected at $4.18 billion, an increase of $114 million or 2.80% from last fiscal year. Transportation, environmental, education and mental hygiene programs are the major sources of year-to-year spending growth in this category.

Debt Service Funds

      Spending from Debt Service Funds are estimated at $3.64 billion in 1999-2000, up $370 million or 11.31% from 1998-99. Transportation purposes, including debt service on bonds issued for State and local highway and bridge programs financed through the New York State Thruway Authority and supported by the Dedicated Highway and Bridge Trust Fund, account for $124 million of the year-to-year growth. Debt service for educational purposes, including State and City University programs financed through the Dormitory Authority, will increase by $80 million. The remaining growth is for a variety of programs in mental health and corrections, and for general obligation financings.

SPECIAL CONSIDERATIONS

GENERAL

      Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan also is necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

      The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of national and State economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal, fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

      Projections of total State receipts in the Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. In preparing projections of State receipts, economic forecasts relating to personal income, wages, consumption, profits and employment have been particularly important. The projection of receipts from most tax or revenue sources is generally made by estimating the change in yield of such tax or revenue source caused by economic and other factors, rather than by estimating the total yield of such tax or revenue source from its estimated tax base. The forecasting methodology, however, ensures that State fiscal year collection estimates for taxes that are based on a computation of annual liability, such as the business and personal income taxes, are consistent with estimates of total liability under such taxes.

      Projections of total State disbursements are based on assumptions relating to economic and demographic factors, potential collective bargaining agreements, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the federal government, collective bargaining negotiations and changes in the demand for and use of State services.

      An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.

      Additional risks to the Financial Plan arise out of potential actions at the federal level. Potential changes to federal tax law currently under discussion as part of the federal government's efforts to enact a multi-year tax reduction package could alter the federal definitions of income on which certain State taxes rely. Certain proposals, if enacted, could have a significant impact on State revenues in the future.

      The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 created a new Temporary Assistance to Needy Families program (TANF) partially funded with a fixed federal block grant to states. This law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload and conform with certain other federal standards or face potential sanctions in the form of a reduced federal block grant and increased State/local funding requirements. Any future reduction could have an adverse impact on the State's Financial Plan. However, the State has been able to demonstrate compliance with TANF work requirements to date and does not now expect to be subject to associated federal fiscal penalties.

      The Division of the Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from projections. In the past, the State has taken management actions to address potential Financial Plan shortfalls, and may take similar actions should adverse variances occur in its projections for the current fiscal year.

      Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. For example, the fiscal effects of tax reductions adopted in the last several fiscal years are projected to grow more substantially in the forecast period, continuing to restrain receipts levels and placing pressure on future spending levels. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

      To help guard against these risks, the State has projected reserves of $2.4 billion in 1999-2000.

CASH-BASIS RESULTS FOR PRIOR FISCAL YEARS

GENERAL FUND 1996-97 THROUGH 1998-99

      New York State's financial operations have improved during recent fiscal years. During its last seven fiscal years, the State has recorded balanced budgets on a cash basis, with positive year-end fund balances.

      A description of cash-basis results in the General Fund for the prior three fiscal years is presented below.

1998-99 Fiscal Year

      The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

      The State reported a General Fund closing cash balance of $892 million, an increase of $254 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund
(TSRF), the Contingency Reserve Fund (CRF) and the Community Projects Fund
(CPF). The TSRF closing balance was $473 million, following an additional deposit of $73 million in 1998-99. The CRF closing balance was $107 million, following a deposit of $39 million in 1998-99. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $312 million.

      The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of 1998-99 to pay for tax refunds in 1999-2000 of which $521 million was made available as a result of the Local Government Assistance Corporation (LGAC) financing program and was required to be on deposit as of March 31, 1999. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1998-99, while increasing reported receipts in 1999-2000.

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-99 fiscal year totaled $36.74 billion, an increase of 6.34% from 1997-98 levels. General Fund disbursements and transfers to other funds totaled $36.49 billion for the 1998-99 fiscal year, an increase of 6.23% from 1997-98 levels.

1997-98 Fiscal Year

      The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

      The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF closed the fiscal year with a balance of $170 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit on March 31, 1998.

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1997-98 fiscal year totaled $34.55 billion, an annual increase of 4.57% over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of 4.41%.

1996-97 Fiscal Year

      The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.

      The General Fund closing balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million (repaying a transfer made in 1991-92) and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the CPF. The General Fund closing balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.

      General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7% from the previous fiscal year. General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7% from the 1995-96 fiscal year.

OTHER GOVERNMENTAL FUNDS (1996-97 THROUGH 1998-99)

      Activity in the three other governmental funds has remained relatively stable over the last three fiscal years, with federally-funded programs comprising approximately two-thirds of these funds. The most significant change in the structure of these funds has been the redirection of a portion of transportation-related revenues from the General Fund to two dedicated funds in the Special Revenue and Capital Projects fund types. These revenues are used to support the capital programs of the Department of Transportation, the Metropolitan Transportation Authority (MTA) and other transit entities.

      In the Special Revenue Funds, disbursements increased from $26.02 billion to $29.65 billion over the last three years, primarily as a result of increased costs for the federal share of Medicaid and the initial costs of the STAR program. Other activity reflected dedication of taxes for mass transportation purposes, new lottery games, and new fees for criminal justice programs.

      Disbursements in the Capital Projects Funds increased over the three-year period from $3.54 billion to $4.06 billion, primarily for education, environment, public protection and transportation programs. The composition of this fund type's receipts also has changed as dedicated taxes, federal grants and reimbursements from public authority bonds increased, while general obligation bond proceeds declined.

      Activity in the Debt Service Funds reflected increased use of bonds during the three-year period for improvements to the State's capital facilities and the ongoing costs of the LGAC fiscal reform program. The increases were moderated by the refunding savings achieved by the State over the last several years using strict present value savings criteria. Disbursements in this fund type increased from $2.53 billion to $3.27 billion over the three-year period.

      The State Financial Plan is based upon a June 1999 projection by DOB of national and State economic activity. The information in this section summarizes the national and State economic situation and outlook upon which projections of receipts and certain disbursements were made for the 1999-2000 Financial Plan.

      The national economy has maintained a robust rate of growth during the past six quarters as the expansion, which is well into its ninth year, continues. The national expansion, if it continues through February 2000, will be the longest on record. Since early 1992, approximately 19 million jobs have been added nationally. Output growth has averaged 3.2% over this period, essentially the same as the 3.3% average annual growth during the post-World War II period. The State economy also has continued to expand, with over 600,000 jobs added since late 1992. Employment growth has been slower than in the nation during this period, although the State's relative performance has improved in the last two years. Growth in average wages in New York has generally outperformed the nation, while growth in personal income per capita has kept pace with the nation.

      DOB expects that national economic growth will be quite robust throughout calendar year 1999. Growth in real Gross Domestic Product for 1999 is projected to be 4.0%, with a decline in net exports overwhelmed by continued strong consumer spending. The projected overall growth rate of the national economy for calendar year 1999 is nearly identical to the consensus forecast of a widely followed survey of national economic forecasters. Inflation, as measured by the Consumer Price Index, is projected to be about 2.1%, a modest increase despite strong economic growth. Personal income and wages are projected to increase by 5.1% and 6.3% respectively.

      The forecast of the State's economy shows continued expansion during the 1999 calendar year, with employment growth gradually slowing as the year progresses. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing sector is expected to post a modest decline. On an average annual basis, the employment growth rate in the State is expected to be somewhat lower than in 1998 and the unemployment rate is expected to drop further to 5.1%. Personal income is expected to record moderate gains in 1999. Wage growth in 1999 is expected to be slower than in the previous year as the recent robust growth in bonus payments moderates.

      The forecast for continued growth, and any resultant impact on the State's 1999-2000 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment and wages or in stock market prices could lead to unanticipated strong growth in consumer spending. Inventory investment due to Y2K may be significantly stronger than expected towards the end of this year possibly followed by significant weakness early next year. Also, improvements in foreign economies may be weaker than expected and therefore, may have unanticipated effects on the domestic economy. The inflation rate may differ significantly from expectations due to the conflicting impacts of a tight labor market and improved productivity growth as well as to the future direction and magnitude of fluctuations of oil prices. In addition, the State economic forecast could over- or underestimate the level of future bonus payments, financial sector profits or inflation growth, resulting in unexpected economic impacts. Similarly, the State forecast could fail to correctly estimate the amount of employment change in the banking, financial and other business service sectors as well as the direction of employment change that is likely to accompany telecommunications and energy deregulation.

THE NEW YORK ECONOMY

      New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every 10 nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

      Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

      Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

      Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of all nonfarm labor and proprietors' income.

      Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

      Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

ECONOMIC AND DEMOGRAPHIC TRENDS

      In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the US Bureau of Economic Analysis, personal income in the State has risen more slowly since 1988 than personal income for the nation as a whole, although preliminary data suggests that, in 1998, the State personal income rose more rapidly. Total State nonagricultural employment has declined as a share of national nonagricultural employment.

      State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

PUBLIC AUTHORITIES

      The fiscal stability of the State is related in part to the fiscal stability of its public authorities. For the purposes of this summary, public authorities refer to public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations. As of December 31, 1998, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $94 billion, only a portion of which constitutes State-supported or State-related debt.

      The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to provide transit and commuter services.

      Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of the date of this AIS, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

METROPOLITAN TRANSPORTATION AUTHORITY

      The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the TA). The MTA operates certain commuter rail and bus services in the New York metropolitan area through the MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (TBTA), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

      Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. The 1999-2000 enacted budget provides State assistance to the MTA totaling approximately $1.4 billion, an increase of $55 million over the 1998-99 fiscal year.

      State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the 1995-99 Capital Program). In July 1997, the Capital Program Review Board (CPRB) approved the 1995-99 Capital Program and subsequently amended it in August 1997 and in March 1999. The MTA plan now totals $12.55 billion. The 1995-99 Capital Program was the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumed the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan was projected to be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA.

      There can be no assurance that the MTA's capital plan for 2000 through 2004 will be adequate to finance the MTA's capital needs over the plan period, or that funding sources identified in the approved plan will not be reduced or eliminated.

      There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 2000-04 Capital Program or parts thereof will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 2000-04 Capital Program accordingly. If the 2000-04 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

THE CITY OF NEW YORK

      The fiscal health of the State also may be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State also may be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

FISCAL OVERSIGHT

      In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

      Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

      To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In City fiscal year 1997-98, the State constitutional debt limit would have prevented the City from entering into new capital contracts. Therefore, in 1997, the State created the New York City Transitional Finance Authority (TFA) in order to finance a portion of the City's capital program. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City's current fiscal year 1999-2000. To continue its capital plan without interruption, the City is proposing an amendment to the State Constitution to change the methodology used to calculate the debt limit. Since an amendment to the Constitution to raise the debt limit could not take effect until City fiscal year 2001-02 at the earliest, the City has decided to securitize a portion of its share of the proceeds from the settlement with the nation's tobacco companies. However, a number of potential developments may affect both the availability and level of funding that the City will receive from the tobacco settlement. City officials have indicated that, should their efforts to securitize a portion of City tobacco settlement proceeds fail or not be accomplished in a timely manner, the City will request that the State increase the borrowing authority of the TFA.

MONITORING AGENCIES

      The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with its Financial Plan. According to staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and produced a substantial surplus for the City in City fiscal year 1997-98. Recent staff reports also indicate that the City projects a surplus for City fiscal year 1998-99. Although several sectors of the City's economy have expanded over the last several years, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the size of recent tax reductions has increased to over $2 billion in City fiscal year 1999-2000 through the expiration of a personal income tax surcharge, the repeal of the non-resident earnings tax and the elimination of the sales tax on clothing items costing less than $110. Staff reports have indicated that recent City budgets have been balanced in part through the use of nonrecurring resources and that the City's Financial Plan relies in part on actions outside its direct control. These reports also have indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office (IBO) has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City.

OTHER LOCALITIES

      Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

      The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 1999-2000 totals $113.9 million. In 1997-98, the State increased General Purpose State Aid for local governments by $27 million to $550 million, and has continued funding at this new level since that date.

      While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

      Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1997, the total indebtedness of all localities in the State, other than New York City, was approximately $21.0 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-two localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1997.

      Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

LITIGATION

GENERAL

      The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 1999-2000 fiscal year or thereafter.

      As of August 24, 1999, except as described below, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when due, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

      The State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions or are not deemed adverse and material. Although the amounts of potential losses resulting from this litigation, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material and adverse effect on the State's financial position in the 1999-2000 fiscal year or thereafter.

      The General Purpose Financial Statements for the 1998-99 fiscal year report estimated probable awarded and anticipated unfavorable judgments of $895 million, of which $132 million is expected to be paid during the 1999-2000 fiscal year.

      Adverse developments in the proceedings described below, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1999-2000 Financial Plan. The State believes that the 1999-2000 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 1999-2000 fiscal year. These reserves include (but are not limited to) amounts appropriated for court of claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 1999-2000 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 1999-2000 Financial Plan.

TAX LAW

      In New York Association of Convenience Stores, et al. v. Urbach, et al., petitioners, New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. are seeking to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes imposed, pursuant to Tax Law Articles 12-A, 20 and 28, on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternately, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department, and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioners' motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners' motion for leave to cross appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. On July 9, 1998, the New York Court of Appeals reversed the order of the Appellate Division, Third Department, and remanded the matter to the Supreme Court, Albany County, for further proceedings. The Court held that the petitioners had standing to assert an equal protection claim, but that their claim did not implicate racial discrimination. The Court remanded the case to Supreme Court, Albany County, for resolution of the question of whether there was a rational basis for the Tax Department's policy of non-enforcement of the sales and excise taxes on reservation sales of cigarettes and motor fuel to non-Indians. In a footnote, the Court stated that, in view of its disposition of the case, petitioners' cross-appeal regarding the statewide suspension of the taxes is "academic." By decision and judgment dated July 9, 1999, the Supreme Court, Albany County, granted judgment dismissing the petition. The time in which to appeal the July 9, 1999 decision and judgment has not yet expired.

LINE ITEM VETO

      In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. On July 10, 1998, the State filed a motion to dismiss this action. By order entered January 7, 1999, the Court denied the State's motion to dismiss. On January 27, 1999, the State appealed that order. On April 27, 1999, the Appellate Division, First Department, held that the State's automatic stay of litigation pending the resolution of the appeal would be vacated unless the State perfected its appeal for the Court's September 1999 appellate term. The State perfected its appeal on July 12, 1999.

MEDICAID

      Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

      In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services (DSS) in June 1992 of a home assessment resource review instrument (HARRI), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County). In a related case, Rodriguez v. DeBuono, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the grounds that its use without such additional assessment violated federal Medicaid law and the Americans with Disabilities Act. The State appealed from the April 19, 1999 order and on July 12, 1999 argued the appeal before the Second Circuit.

      In several cases, plaintiffs seek retroactive claims for reimbursement for services provided to Medicaid recipients who were also eligible for Medicare during the period January 1, 1987 to June 2, 1992. Included are Matter of New York State Radiological Society v. Wing, Appel v. Wing, E.F.S. Medical Supplies
v. Dowling, Kellogg v. Wing, Lifshitz v. Wing, New York State Podiatric Medical Association v. Wing and New York State Psychiatric Association v. Wing. These cases were commenced after the State's reimbursement methodology was held invalid in New York City Health and Hospital Corp. v. Perales. The State contends that these claims are time-barred. In a judgment dated September 5, 1996, the Supreme Court, Albany County, dismissed Matter of New York State Radiological Society v. Wing as time-barred. By order dated November 26, 1997, the Appellate Division, Third Department, affirmed that judgment. By decision dated June 9, 1998, the Court of Appeals denied leave to appeal. In a decision entered December 15, 1998, the Appellate Division, First Department, dismissed the remaining cases in accordance with the result in Matter of New York State Radiological Society v. Wing. By decision dated July 8, 1999, the Court of Appeals denied leave to appeal.

      Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law ss.2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2% and 3.8% assessments on gross receipts imposed pursuant to Public Health Law ss.ss. 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State appealed that order. By decision and order dated August 31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, for a certified question for the Court of Appeals to review. By order dated January 7, 1999, the motion was denied. A final order was entered in Supreme Court on January 26, 1999. On February 23, 1999, the State appealed that order to the Court of Appeals. The case is scheduled to be argued on October 20, 1999.

      In Dental Society, et al. v. Pataki, et al. (United States District Court, Northern District of New York, commenced February 2, 1999), plaintiffs challenge the State's reimbursement rates for dental care provided under the State's dental Medicaid program. Plaintiffs claim that the State's Medicaid fee schedule violates Title XIX of the Social Security Act (42 U.S.C. ss. 1396a et seq.) and the federal and State Constitutions. On June 25, 1999, the State filed its answer.

SHELTER ALLOWANCE

      In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing. In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through the State Department of Social Services regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State appealed to the Appellate Division, First Department from each and every provision of this judgment except that portion directing the continued provision of interim relief. By decision and order dated May 6, 1999, the Appellate Division, First Department, affirmed the July 25, 1997 judgment. By order dated July 8, 1999, the Appellate Division denied the State's motion for leave to appeal to the Court of Appeals from the May 6, 1999 decision and order. The State's motion for leave to appeal to the Court of Appeals is pending in that court.

REAL PROPERTY CLAIMS

      On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

      In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. These motions were argued March 29, 1999 and are still awaiting determination. The District Court has not yet rendered a decision. By order dated February 24, 1999, the District Court appointed a federal settlement master. A conference scheduled by the District Court for May 26, 1999 to address the administration of this case has been adjourned indefinitely.

      Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions, but may enhance others. In the Cayuga Indian Nation of New York case, by order dated March 29, 1999, the United States District Court for the Northern District of New York appointed a federal settlement master. In June 1999, the federal government moved to have the State held jointly and severally liable for any damages owed to the plaintiffs. This motion was argued before the District Court on July 8, 1999. The damages phase of the trial of this case is scheduled to begin on December 1, 1999. In the Canadian St. Regis Band of Mohawk Indians case, the United States District Court for the Northern District of New York has directed the parties to rebrief outstanding motions to dismiss brought by the defendants. The State filed its brief on July 1, 1999. The motions are scheduled for argument on September 21, 1999.

CIVIL RIGHTS CLAIMS

      In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan (EIP I). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the State) in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC ss.1983 and the Equal Educational Opportunity Act, 20 USC ss.ss.1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan (EIP II) to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1998-99 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. The appeal is pending. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment. By decision dated June 22, 1999, as discussed below, the Second Circuit affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year and remanded the case to the District Court for further proceedings consistent with its decision.

      On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06. That opinion was reduced to an order on July 27, 1998. The order directed the State to pay $37.5 million by August 1, 1998 for estimated EIP costs for the 1997-98 school year. The State made this payment, as directed. On August 24, 1998, the State appealed that order to the Second Circuit. The city of Yonkers and the Yonkers Board of Education cross appealed to the Second Circuit from that order. By stipulation of the parties approved by the Second Circuit on November 19, 1998, the appeals from the July 27, 1998 order were withdrawn without prejudice to reinstatement upon determination of the State's appeal of the October 14, 1997 judgment discussed above.

      On April 15, 1999, the District Court issued two additional orders. The first order directed the State to pay to Yonkers an additional $11.3 million by May 1, 1999, as the State's remaining share of EIP costs for the 1997-98 school year. The second order directed the State to pay to Yonkers $69.1 million as its share of the estimated EIP costs for the 1998-99 school year. The State made both payments on April 30, 1999.

      In a decision dated June 22, 1999, the Second Circuit found no basis for the District Court's findings that vestiges of a dual system continued to exist in Yonkers and reversed the order directing the implementation of EIP II. The Second Circuit also affirmed the District Court's order requiring the State to pay one-half of the cost of EIP I for the 1996-97 school year and remanded the case to the District Court for further proceedings consistent with its decision. On July 2, 1999 the NAACP filed a petition for rehearing of the June 22, 1999 decision before the Second Circuit, en banc. The State has joined in the City of Yonker's motion to stay further implementation of EIP II pending the decision on the petition for rehearing. By order dated August 5, 1999, the Second Circuit granted the motion staying further implementation of EIP II pending appeal.

      On July 27, 1999, the City of Yonkers moved in the District Court to modify the July 27, 1998 order to require the State to make payments for EIP expenses each month from July 1999 through April 2000 of $9.22 million per month instead of paying $92.2 million by May 1, 2000. By memorandum and order dated July 29, 1999, the District Court denied this motion.

                                   APPENDIX D

      Set forth below, as to each share class of each Fund, as applicable, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund.

Dreyfus Cash Management

     Institutional Shares: (1) Boston & Co., Three Mellon Bank Center, Pittsburgh, PA 15259 (26.16%); (2) Chase Mellon Shareholder Services, Re-Org. Dept., Chicago, IL 60690 (5.80%); (3) Laba & Co., c/o La Salle National Bank, PO Box 1443, Chicago, IL 60690-1443 (5.46 %); and (4) Hare & Co., New York, NY 10005 (5.40%).

     Administrative Shares: (1) Boston & Co., Three Mellon Bank Center, Pittsburgh, PA 15259 (54.40%); (2) Treasurer of the State of Arkansas, 220 State Capitol, Little Rock, AR 72201-1059 (Regular Account-26.69%) (Money Management Trust Fund - 5.61%); (3) City of Detroit Finance
     Department-Debt Management, FAO City of Detroit, 1210 City-County Building, Detroit, MI 48226 (7.16%).

     Investor Shares: (1) Boston & Co., Pittsburgh, PA 15259 (20.39%); (2) Mellon Bank, AIS PL In-Process Account, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (Account #1- 18.75%) (Account #2 - 13.87%); and (3)
     Laba & Co., c/o Lasalle National Bank, Chicago, IL 60690 (6.50%).

     Participant Shares: (1) Saturn & Co., c/o Investors Bank & Trust Company, PO Box 9130, Boston, MA 02117-9130 (60.54%); (2) Chase Mellon Shareholder Services, Ridgefield Park, NJ 07660 (Siemens #4 - 20.49%; Siemens #2 - 13.65%; Siemens #5 - 11.57%; Siemens - 9.11%); and (3) Laba & Co., c/o
     LaSalle National Bank, Chicago, IL 60690 (7.69%).

Dreyfus Cash Management Plus, Inc.

     Institutional Shares: (1) Boston & Co., Three Mellon Bank Center, Pittsburgh, PA 15259 (17.22%); and (2) MAC & Co. Mutual Fund Operations, Pittsburgh, PA 15230 (10.19%).

     Administrative Shares: (1) Baptist/St.Vincent Health System, Attn: William N Kliessner, 800 Prudential Dr, Jacksonville, FL 32207-8203 (27.90%); (2) Boston & Co., Pittsburgh, PA 15259 (26.44%); (3) Denver Nuggets Limited, Denver, CO 80204 (14.42%); and (4) Raymond Thomason Jr., Fort Worth, TX 76120 (12.57%).

     Investor Shares: (1) Hare & Co., c/o The Bank of New York, New York, NY 10005 (10.16%); (2) CNS Distributors, Reconciliation Dept., San Francisco, CA 94119 (5.97%); (3) DATA Channel, 600 108th Avenue, Bellevue, WA 98004 (5.55%); and (4) Northern Trust Company, Outboard Marine Corp., Chicago IL 60675 (5.33%).

     Participant Shares: (1) Republic Bank of California NA, Investment Dept, 445 N Bedford Dr, Beverly Hills, CA 90210-4302 (59.07%); and (2) Pacific Century Bank NA, Investment Services Division, Encino, CA 91436 (11.41%).

Dreyfus Government Cash Management

     Institutional Shares: (1) Hare & Co., c/o Bank of New York, New York, NY 10005 (11.30%); (2) Bank of America Securities LLC, 600 Montgomery Street, San Francisco, CA 94111 (9.76%); (3) Boston & Co., Three Mellon Bank Center, Pittsburgh, PA 15259 (6.94%); and (4) Norwest Investment Services, NorthStar East Building, Minneapolis, MN 55402 (5.58%).

     Administrative Shares: (1) ISTCO, c/o Magna Trust Co, One S Church St, Fl 5, Belleville, IL 62220-2237 (80.03%); and (2) Arkansas School Board Assoc., Workers Comp. Acct., 808 Dr. M.L. King Jr. Drive, Little Rock, AR 72202 (Risk Mgmt. Acct. - 9.62%)(General Fund - 6.38%).

     Investor Shares: (1) Bank of America Securities LLC, 600 Montgomery Street, San Francisco, CA 94111 (16.55%); (2) Hare & Co, c/o Bank of New York, One Wall St, Fl 2, New York, NY 10005-2501 (14.27%); and (3) Mellon Bank, AIS Pl In-Process Account, Three Mellon Bank Center, Pittsburgh, PA 15259 (#1 - 9.08%)(#2 - 8.59%).

     Participant Shares: (1) Columbia River Bank, 316 East 3rd Street, The Dalles, OR 97058 (34.71%); (2) Pacific Century Bank NA, Investment Services Division, 16030 Ventura Blvd., Encino, CA 91436 (9.91%); and (3) Baita International LLC, 1601 Market Street, Philadelphia, PA 19103 (6.28%).

Dreyfus Government Prime Cash Management

      Institutional Shares: (1) Bank of America Securities LLC, 600 Montgomery St, San Francisco, CA 94111-2702 (45.43%); (2) National City Investments Capital Inc, Attn: Institutional Operations, 1965 E 6th St, Cleveland, OH 44114-2214 (24.98%); and (3) Boston & Co., three Mellon Bank Center, Pittsburgh, PA 15259 (Regular Account - 15.29%)(Mutual Fund Operations Account- 6.24%).

      Administrative Shares: (1) Ronald L. Perkins & Carol Bruce TTEES (Dec. of Trust), 130 Forest Lane, Menlo Park, CA 94024 (46.91%); (2) Landers Family Limited Partner, Landers Management LLC General Partner, 5812 Highway 5, Benton, AR 72015-6716 (24.98%); and (3) Association of Arkansas Counties, 314 S Victory St, Little Rock, AR 72201-1832 (Risk Management Fund - 8.21%)(Workers Comp. Fund - 7.82%)(Regular Account - 7.77%).

     Investor Shares: (1) Hudson Valley Bank, 21 Scarsdale Rd, Yonkers, NY 10707-3204 (59.89%); and (2) Stifel Nicolaus & Co Inc for the Exclusive Benefit of Customers, 500 N. Broadway, Saint Louis, MO 63102-2110 (23.14%).

     Participant Shares: (1) Republic Bank of California NA, Investment Dept, 445 N. Bedford Dr., Beverly Hills, CA 90210-4302 (89.42%).

Dreyfus Treasury Cash Management

      Institutional Shares: (1) Boston & Co, Three Mellon Bank Center, Pittsburgh, PA 15259 (Account #1-27.65%) (Account #2-9.56%); (2) Laba &
      Company, c/o Lasalle National Bank, PO Box 1443, Chicago, IL 60690-1443 (14.07%); and (3) Chase Manhattan Bank NA GSS AS AGT, Attn: Income Services, Four New York Plaza, New York, NY 10004-2413 (9.94%).

      Administrative Shares: (1) Bank of America Securities LLC, 600 Montgomery St, San Francisco, CA 94111-2702 (62.27%); (2) ATI Creditor Trust Avoidance Claims Recovery Account, 553 Griswold St, Detroit, MI 48226 (13.49%); (3) Roosth Rentals, PO Box 2019, Tyler, TX 75710-2019 (10.42%);
      (4) Sam Roosth Heirs, PO Box 2019, Tyler, TX 75710-2019 (6.96%); and (5)
      Ralph Spence Oil Company, Inc., 813 1st Pl, Tyler, TX 75702-5745 (5.19%).

      Investor Shares: (1) Mellon Bank, AIS Pt In-Process Account, Invest PRDTS-Theresa Wojiczak-East, Three Mellon Bank Ctr, Rm 153-2502, Pittsburgh, PA 15259 (Account #1 - 34.23%)(Account #2 - 9.66%); (2) Harris Trust & Savings Bank, Attn: Mutual Fund Unit, 111 W Monroe St, Chicago, IL 60603-4004 (12.77%); and (3) Zions First National Bank, Attn: Trust Dept, PO Box 30880, Salt Lake City, UT 84130-0880 (5.78%).

     Participant Shares: (1) Wachovia Bank NA, PO Box 3073, 301 North Main St, Mc Nc-31057, Winston Salem, NC 27150 (43.57%); (2) Zions First National Bank, Attn: Trust Operations Dept, 30880, Salt Lake City, UT 84130 (33.79%); (3) Saturn & Co., Investors Bank & Trust Co., P.O. Box 9130, Boston, MA 02117 (12.84%); and (4) Keeling Company, P.O. Box 15310, North Little Rock, AR 72231 (5.00%).

Dreyfus Treasury Prime Cash Management

     Institutional Shares: (1) Allen & Co. Inc., 711 5th Ave, Fl 8, New York, NY 10022-3109 (11.96%); and (2) Osprey & Co., c/o Maine Bank & Trust Co., P.O. Box 17510, Portland, ME 04112 (6.00%).

     Administrative Shares: (1) Chinyol YI TTEE, Chinyol & Donna Family Trust DTD 5/24/95, 140 Irvine Cove Cir, Laguna Beach, CA 92651-1041 (34.02%); (2)
     Sabine Valley MHMR Center, PO Box 6800, Longview, TX 75608-6800 (26.56%);
     (3) Louis H Welch & Michu Y Welch TTEES, Louis & Michu Welch Family Trust, 49 Belcourt Drive, Newport Beach, CA 92660-4214 (23.76%); and (4) Kankakee BanCorp Inc., Attn: Ron Walters, 310 S Schuyler Ave., Kankakee, IL 60901-3812 (9.59%).

     Investor Shares: (1) Harris Trust & Savings Bank, Attn: Mutual Fund Unit, 111 W. Monroe St, Chicago, IL 60603-4004 (25.78%); (2) For Exclusive Benefit of Customers of FBS Investment Services, Inc., 100 S 5th St, Minneapolis, MN 55402-1210 (24.71%); (3) First Security Bank of Utah, 5416 Amelia Earhart Drive, Salt Lake City, UT 84125 (15.36%); and (4) Saturn & Co, c/o Investors Bank & Trust Company, PO Box 9130, Boston, MA 02117-9130 (7.76%).

     Participant Shares: (1) Saturn & Co, c/o Investors Bank & Trust Company, Mail Code FPG 90, PO Box 9130, Boston, MA 02117-9130 (46.69%); and (2)
     Republic Bank California NA, Investment Dept, 445 N Bedford Dr, Beverly Hills, CA 90210-4302 (36.90%).

Dreyfus Municipal Cash Management Plus

     Institutional Shares: (1) Norwest Investment Services, Northstar East Bldg, 608 2nd Ave S, Minneapolis, MN 55402-1916 (16.50%); (2) Chemical Bank Corp Trust, Attn: Daniel Mahoney, 450 W. 33rd St, New York, NY 10001-2603 (9.96%); (3) Banc One Capital Corporation, 1717 Main St, Dallas, TX 75201-4605 (9.68%); (4) Comerica Bank, Mutual Fund Operations, PO Box 650282, Dallas, TX 75265-0282 (9.15%); (5) Comerica Bank, Attn: Fixed
     Income, 201 W. Fort St., Fl 3, Detroit, MI 48226-3230 (8.87%); (6) Donald
     R. Bechen, 8000 NE Parkway Drive,, Vancouver, WA 98662 (5.49%); and (7) Zions First National Bank, Capital Markets Group, 1 South Main Street, Salt Lake City, UT 84111 (5.29%).

     Administrative Shares: (1) The Trotwood Corporation, 200 Park Avenue, New York, NY 10166 (99.95%).

     Investor Shares: (1) Hare & Co, c/o Bank of New York, One Wall St, Fl 2, New York, NY 10005-2501 (30.23%); (2) Elixir Industries, 17925 S. Broadway, Gardenia, CA 90248 (15.62%); (3) Joseph A. Fielden Inc., PO Box 3278, Knoxville, TN 37927 (12.12%); (4) For Exclusive Benefit of Customers of FBS Investment Services Inc, 100 S 5th St, Minneapolis, MN 55402-1210 (12.10%);
     (5) NBD Bank, NA, 1 Indiana Square, Indianapolis, IN 46266; (6) Suntrust Equitable Securities, 303 Peachtree Street NE, Atlanta, GA 30308 (5.28%); and (7) CNS Distributors, Inc., Reconciliation Dept., PO Box 190428, San Francisco, CA 94119 (5.27%).

     Participant Shares: (1) The Trotwood Corporation, 200 Park Avenue, New York, NY 10166 (99.95%).

Dreyfus Tax Exempt Cash Management

     Institutional Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery St, San Francisco, CA 94111-2702 (13.97%); and (2) Wells Fargo Bank NA, Fund Operations, 525 Market St, San Francisco, CA 94105-2708 (5.82%).

     Administrative Shares: (1) John R Rines & Katherine D Rines JT WROS, 55 Scenic Oaks, Bloomfield Hills, MI 48304 (99.19%).

     Investor Shares: (1) Wachovia Bank NA, PO Box 3073, 301 N Main St, Winston Salem, NC 27150 (29.47%); (2) Hare & Co., c/o Bank of New York, 1 Wall Street, New York, NY 10005 (20.55%); (3) Mellon Bank, Three Mellon Bank Center, Pittsburgh, PA 15259 (Account #1 - 13.56%)(Account #2 - 9.36%); (4) Saturn & Co, c/o Investors Bank & Trust Company, PO Box 9130, Boston, MA 02117-9130 (9.35%); and (5) Norma F. Kline, 1350 Connecticut Avenue, Washington, DC 20036 (5.66%).

     Participant Shares: (1) Saturn & Co, c/o Investors Bank & Trust Company, PO Box 9130, Boston, MA 02117-9130 (100%).

Dreyfus New York Municipal Cash Management

     Institutional Shares: (1) Bank of America Securities LLC, Money Market Funds Omnibus, 600 Montgomery St, San Francisco, CA 94111-2702 (13.21%).

     Administrative Shares: (1) The Trotwood Corporation, 200 Park Avenue, New York, NY 10166 (99.95%).

     Investor Shares: (1) Ronald M. Weiss & Helene A. Weiss JT TEN, 950 Park Ave, New York, NY 10028-0320 (50.88%); (2) Hudson Valley Bank, Attn: Trust Dept, 21 Scarsdale Rd, Yonkers, NY 10707-3204 (26.43%); and (3) Bell Canto Fancy Foods Ltd., 555 Second Avenue, New York, NY 10016 (7.93%).

     Participant Shares: (1) Milton Sokol & Co Inc, 92 Warren St, New York, NY 10007-1004 (67.60%); and (2) Carolyn Lundgren, 84 Lynbrook Ave, Pt Lookout, NY 11569 (27.12%).





                        Dreyfus Treasury Cash Management

                            PART C. OTHER INFORMATION
                            -------------------------


Item 23.    Exhibits - List
-------     -----------------


      (a) Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on September 30, 1993.


      (b)   Registrant's By-Laws, as amended.


      (d) Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on September 29, 1994.


      (e)   Form of Distribution Agreement and Forms of Service Agreement.


     (g)(1) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 3, 1995.

     (g)(2) Sub-Custodian Agreement is incorporated by reference to Exhibit
            (8)(b) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 3, 1995.

      (h) Shareholder Service Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

      (i) Opinion and Consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on October 3, 1995.

      (j)   Consent of Independent Auditors.


      (m)   Rule 12b-1 Service Plan, as amended.


      (o) Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on September 20, 1996.

            Other Exhibits
            --------------


            (a)   Powers of Attorney of Board Members and certain fund officers.

            (b)   Certificate of Secretary.


Item 24.    Persons Controlled by or under Common Control with Registrant.
-------     --------------------------------------------------------------

            Not Applicable

Item 25.    Indemnification
-------     ---------------


            Reference is made to Article EIGHT of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed as
            Exhibit 1 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on September 30, 1993. The application of these provisions is limited by Article 10 of the Registrant's By-Laws, as amended, filed as Exhibit (b) to this Post-Effective Amendment No. 20; and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable.


            In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


            Reference is also made to the Form of Distribution Agreement filed as Exhibit (e) of this Post-Effective Amendment No. 20.


Item 26.    Business and Other Connections of Investment Adviser.
-------     ----------------------------------------------------

            The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as distributor of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.



ITEM 26.          Business and Other Connections of Investment Adviser (continued)
----------------------------------------------------------------------------------

                  Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                       Other Businesses                      Position Held                 Dates

CHRISTOPHER M. CONDRON             Franklin Portfolio Associates,        Director                      1/97 - Present
Chairman of the Board and          LLC*
Chief Executive Officer
                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present
                                                                         President                     10/97 - 6/98
                                                                         Chairman                      10/97 - 6/98

                                   The Boston Company                    Director                      1/98 - Present
                                   Asset Management, LLC*                Chairman                      1/98 - 6/98
                                                                         President                     1/98 - 6/98

                                   The Boston Company                    President                     9/95 - 1/98
                                   Asset Management, Inc.*               Chairman                      4/95 - 1/98
                                                                         Director                      4/95 - 1/98

                                   Franklin Portfolio Holdings, Inc.*    Director                      1/97 - Present

                                   Certus Asset Advisors Corp.**         Director                      6/95 - Present

                                   Mellon Capital Management             Director                      5/95 - Present
                                   Corporation***

                                   Mellon Bond Associates, LLP+          Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Bond Associates+               Trustee                       5/95 - 1/98

                                   Mellon Equity Associates, LLP+        Executive Committee           1/98 - Present
                                                                         Member

                                   Mellon Equity Associates+             Trustee                       5/95 - 1/98

                                   Boston Safe Advisors, Inc.*           Director                      5/95 - Present
                                                                         President                     5/95 - Present

                                   Mellon Bank, N.A. +                   Director                      1/99 - Present
                                                                         Chief Operating Officer       3/98 - Present
                                                                         President                     3/98 - Present
                                                                         Vice Chairman                 11/94 - 3/98

                                   Mellon Financial Corporation+         Chief Operating Officer       1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 11/94 - 1/99

                                   Founders Asset Management,            Chairman                      12/97 - Present
                                   LLC****                               Director                      12/97 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/94 - Present
                                                                         Director                      5/93 - Present

                                   Laurel Capital Advisors, LLP+         Executive Committee           1/98 - 8/98
                                                                         Member

                                   Laurel Capital Advisors+              Trustee                       10/93 - 1/98

                                   Boston Safe Deposit and Trust         Director                      5/93 - Present
                                   Company*

                                   The Boston Company Financial          President                     6/89 - 1/97
                                   Strategies, Inc. *                    Director                      6/89 - 1/97

MANDELL L. BERMAN                  Self-Employed                         Real Estate Consultant,       11/74 - Present
Director                           29100 Northwestern Highway            Residential Builder and
                                   Suite 370                             Private Investor
                                   Southfield, MI 48034

BURTON C. BORGELT                  DeVlieg Bullard, Inc.                 Director                      1/93 - Present
Director                           1 Gorham Island
                                   Westport, CT 06880

                                   Mellon Financial Corporation+         Director                      6/91 - Present

                                   Mellon Bank, N.A. +                   Director                      6/91 - Present

                                   Dentsply International, Inc.          Director                      2/81 - Present
                                   570 West College Avenue
                                   York, PA

                                   Quill Corporation                     Director                      3/93 - Present
                                   Lincolnshire, IL

STEPHEN E. CANTER                  Dreyfus Investment                    Chairman of the Board         1/97 - Present
President, Chief Operating         Advisors, Inc.++                      Director                      5/95 - Present
Officer, Chief Investment                                                President                     5/95 - Present
Officer, and Director

                                   Newton Management Limited             Director                      2/99 - Present
                                   London, England

                                   Mellon Bond Associates, LLP+          Executive Committee           1/99 - Present
                                                                         Member

                                   Mellon Equity Associates, LLP+        Executive Committee           1/99 - Present
                                                                         Member

                                   Franklin Portfolio Associates,        Director                      2/99 - Present
                                   LLC*

                                   Franklin Portfolio Holdings, Inc.*    Director                      2/99 - Present

                                   The Boston Company Asset              Director                      2/99 - Present
                                   Management, LLC*

                                   TBCAM Holdings, Inc.*                 Director                      2/99 - Present

                                   Mellon Capital Management             Director                      1/99 - Present
                                   Corporation***

                                   Founders Asset Management,            Member, Board of              12/97 - Present
                                   LLC****                               Managers
                                                                         Acting Chief Executive        7/98 - 12/98
                                                                         Officer

                                   The Dreyfus Trust Company+++          Director                      6/95 - Present
                                                                         Chairman                      1/99 - Present
                                                                         President                     1/99 - Present
                                                                         Chief Executive Officer       1/99 - Present

THOMAS F. EGGERS                   Dreyfus Service Corporation++         Chief Executive Officer       3/00 - Present
Vice Chairman - Institutional                                            and Chairman of the
And Director                                                             Board
                                                                         Executive Vice President      4/96 - 3/00
                                                                         Director                      9/96 - Present

                                   Founders Asset Management,            Member, Board of              2/99 - Present
                                   LLC****                               Managers

                                   Dreyfus Investment Advisors, Inc.     Director                      1/00 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      3/99 - Present
                                   Massachusetts, Inc. +++

                                   Dreyfus Brokerage Services, Inc.      Director                      11/97 - 6/98
                                   401 North Maple Avenue
                                   Beverly Hills, CA.

STEVEN G. ELLIOTT                  Mellon Financial Corporation+         Senior Vice Chairman          1/99 - Present
Director                                                                 Chief Financial Officer       1/90 - Present
                                                                         Vice Chairman                 6/92 - 1/99
                                                                         Treasurer                     1/90 - 5/98

                                   Mellon Bank, N.A.+                    Senior Vice Chairman          3/98 - Present
                                                                         Vice Chairman                 6/92 - 3/98
                                                                         Chief Financial Officer       1/90 - Present

                                   Mellon EFT Services Corporation       Director                      10/98 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Mellon Financial Services             Director                      1/96 - Present
                                   Corporation #1                        Vice President                1/96 - Present
                                   Mellon Bank Center, 8th Floor
                                   1735 Market Street
                                   Philadelphia, PA 19103

                                   Boston Group Holdings, Inc.*          Vice President                5/93 - Present

                                   APT Holdings Corporation              Treasurer                     12/87 - Present
                                   Pike Creek Operations Center
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   Allomon Corporation                   Director                      12/87 - Present
                                   Two Mellon Bank Center
                                   Pittsburgh, PA 15259

                                   Collection Services Corporation       Controller                    10/90 - 2/99
                                   500 Grant Street                      Director                      9/88 - 2/99
                                   Pittsburgh, PA 15258                  Vice President                9/88 - 2/99
                                                                         Treasurer                     9/88 - 2/99

                                   Mellon Financial Company+             Principal Exec. Officer       1/88 - Present
                                                                         Chief Executive Officer       8/87 - Present
                                                                         Director                      8/87 - Present
                                                                         President                     8/87 - Present

                                   Mellon Overseas Investments           Director                      4/88 - Present
                                   Corporation+

                                   Mellon Financial Services             Treasurer                     12/87 - Present
                                   Corporation # 5+

                                   Mellon Financial Markets, Inc.+       Director                      1/99 - Present

                                   Mellon Financial Services             Director                      1/99 - Present
                                   Corporation #17
                                   Fort Lee, NJ

                                   Mellon Mortgage Company               Director                      1/99 - Present
                                   Houston, TX

                                   Mellon Ventures, Inc. +               Director                      1/99 - Present

LAWRENCE S. KASH                   Dreyfus Investment                    Director                      4/97 - 12/99
Vice Chairman                      Advisors, Inc.++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      11/97 - 2/99
                                   401 North Maple Ave.                  Chief Executive Officer       11/97 - 2/98
                                   Beverly Hills, CA

                                   Dreyfus Service Corporation++         Director                      1/95 - 2/99
                                                                         President                     9/96 - 3/99

                                   Dreyfus Precious Metals, Inc.+++      Director                      3/96 - 12/98
                                                                         President                     10/96 - 12/98

                                   Dreyfus Service                       Director                      12/94 - 3/99
                                   Organization, Inc.++                  President                     1/97 -  3/99

                                   Seven Six Seven Agency, Inc. ++       Director                      1/97 - 4/99

                                   Dreyfus Insurance Agency of           Chairman                      5/97 - 3/99
                                   Massachusetts, Inc.++++               President                     5/97 - 3/99
                                                                         Director                      5/97 - 3/99

                                   The Dreyfus Trust Company+++          Chairman                      1/97 - 1/99
                                                                         President                     2/97 - 1/99
                                                                         Chief Executive Officer       2/97 - 1/99
                                                                         Director                      12/94 - Present

                                   The Dreyfus Consumer Credit           Chairman                      5/97 - 6/99
                                   Corporation++                         President                     5/97 - 6/99
                                                                         Director                      12/94 - 6/99

                                   Founders Asset Management,            Member, Board of              12/97 - 12/99
                                   LLC****                               Managers

                                   The Boston Company Advisors,          Chairman                      12/95 - 1/99
                                   Inc.                                  Chief Executive Officer       12/95 - 1/99
                                   Wilmington, DE                        President                     12/95 - 1/99

                                   The Boston Company, Inc.*             Director                      5/93 - 1/99
                                                                         President                     5/93 - 1/99

                                   Mellon Bank, N.A.+                    Executive Vice President      6/92 - Present

                                   Laurel Capital Advisors, LLP+         Chairman                      1/98 - 8/98
                                                                         Executive Committee           1/98 - 8/98
                                                                         Member
                                                                         Chief Executive Officer       1/98 - 8/98
                                                                         President                     1/98 - 8/98

                                   Laurel Capital Advisors, Inc. +       Trustee                       12/91 - 1/98
                                                                         Chairman                      9/93 - 1/98
                                                                         President and CEO             12/91 - 1/98

                                   Boston Group Holdings, Inc.*          Director                      5/93 - Present
                                                                         President                     5/93 - Present

                                   Boston Safe Deposit & Trust Co.+      Director                      6/93 - 1/99
                                                                         Executive Vice President      6/93 - 4/98

MARTIN G. MCGUINN                  Mellon Financial Corporation+         Chairman                      1/99 - Present
Director                                                                 Chief Executive Officer       1/99 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 1/99

                                   Mellon Bank, N. A. +                  Chairman                      3/98 - Present
                                                                         Chief Executive Officer       3/98 - Present
                                                                         Director                      1/98 - Present
                                                                         Vice Chairman                 1/90 - 3/98

                                   Mellon Leasing Corporation+           Vice Chairman                 12/96 - Present

                                   Mellon Bank (DE) National             Director                      4/89 - 12/98
                                   Association
                                   Wilmington, DE

                                   Mellon Bank (MD) National             Director                      1/96 - 4/98
                                   Association
                                   Rockville, Maryland

J. DAVID OFFICER                   Dreyfus Service Corporation++         President                     3/00 - Present
Vice Chairman                                                            Executive Vice President      5/98 - 3/00
And Director                                                             Director                      3/99 - Present

                                   Dreyfus Service Organization,         Director                      3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/98 - Present
                                   Massachusetts, Inc.++++

                                   Dreyfus Brokerage Services, Inc.      Chairman                      3/99 - Present
                                   401 North Maple Avenue
                                   Beverly Hills, CA

                                   Seven Six Seven Agency, Inc.++        Director                      10/98 - Present

                                   Mellon Residential Funding Corp. +    Director                      4/97 - Present

                                   Mellon Trust of Florida, N.A.         Director                      8/97 - Present
                                   2875 Northeast 191st Street
                                   North Miami Beach, FL 33180

                                   Mellon Bank, NA+                      Executive Vice President      7/96 - Present

                                   The Boston Company, Inc.*             Vice Chairman                 1/97 - Present
                                                                         Director                      7/96 - Present

                                   Mellon Preferred Capital              Director                      11/96 - 1/99
                                   Corporation*

                                   RECO, Inc.*                           President                     11/96 - Present
                                                                         Director                      11/96 - Present

                                   The Boston Company Financial          President                     8/96 - 6/99
                                   Services, Inc.*                       Director                      8/96 - 6/99

                                   Boston Safe Deposit and Trust         Director                      7/96 - Present
                                   Company*                              President                     7/96 - 1/99

                                   Mellon Trust of New York              Director                      6/96 - Present
                                   1301 Avenue of the Americas
                                   New York, NY 10019

                                   Mellon Trust of California            Director                      6/96 - Present
                                   400 South Hope Street
                                   Suite 400
                                   Los Angeles, CA 90071

                                   Mellon United National Bank           Director                      3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Boston Group Holdings, Inc.*          Director                      12/97 - Present

                                   Dreyfus Financial Services Corp. +    Director                      9/96 - Present

                                   Dreyfus Investment Services           Director                      4/96 - Present
                                   Corporation+

RICHARD W. SABO                    Founders Asset Management             President                     12/98 - Present
Director                           LLC****                               Chief Executive Officer       12/98 - Present

                                   Prudential Securities                 Senior Vice President         07/91 - 11/98
                                   New York, NY                          Regional Director             07/91 - 11/98

RICHARD F. SYRON                   Thermo Electron                       President                     6/99 - Present
Director                           81 Wyman Street                       Chief Executive Officer       6/99 - Present
                                   Waltham, MA 02454-9046

                                   American Stock Exchange               Chairman                      4/94 - 6/99
                                   86 Trinity Place                      Chief Executive Officer       4/94 - 6/99
                                   New York, NY 10006

RONALD P. O'HANLEY                 Franklin Portfolio Holdings, Inc.*    Director                      3/97 - Present
Vice Chairman

                                   Franklin Portfolio Associates,        Director                      3/97 - Present
                                   LLC*

                                   Boston Safe Deposit and Trust         Executive Committee           1/99 - Present
                                   Company*                              Member
                                                                         Director                      1/99 - Present

                                   The Boston Company, Inc.*             Executive Committee           1/99 - Present
                                                                         Member                        1/99 - Present
                                                                         Director

                                   Buck Consultants, Inc.++              Director                      7/97 - Present

                                   Newton Asset Management LTD           Executive Committee           10/98 - Present
                                   (UK)                                  Member
                                   London, England                       Director                      10/98 - Present

                                   Mellon Asset Management               Non-Resident Director         11/98 - Present
                                   (Japan) Co., LTD
                                   Tokyo, Japan

                                   TBCAM Holdings, Inc.*                 Director                      10/97 - Present

                                   The Boston Company Asset              Director                      1/98 - Present
                                   Management, LLC*

                                   Boston Safe Advisors, Inc.*           Chairman                      6/97 - Present
                                                                         Director                      2/97 - Present

                                   Pareto Partners                       Partner Representative        5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management             Director                      2/97 -Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**         Director                      2/97 - Present

                                   Mellon Bond Associates; LLP+          Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon Equity Associates; LLP+        Trustee                       1/98 - Present
                                                                         Chairman                      1/98 - Present

                                   Mellon-France Corporation+            Director                      3/97 - Present

                                   Laurel Capital Advisors+              Trustee                       3/97 - Present

STEPHEN R. BYERS                   Dreyfus Service Corporation++         Senior Vice President         3/00 - Present
Director of Investments and
Senior Vice President
                                   Gruntal & Co., LLC                    Executive Vice President      5/97 - 11/99
                                   New York, NY                          Partner                       5/97 - 11/99
                                                                         Executive Committee           5/97 - 11/99
                                                                         Member
                                                                         Board of Directors            5/97 - 11/99
                                                                         Member
                                                                         Treasurer                     5/97 - 11/99
                                                                         Chief Financial Officer       5/97 - 6/99

MARK N. JACOBS                     Dreyfus Investment                    Director                      4/97 - Present
General Counsel,                   Advisors, Inc.++                      Secretary                     10/77 - 7/98
Vice President, and
Secretary                          The Dreyfus Trust Company+++          Director                      3/96 - Present

                                   The TruePenny Corporation++           President                     10/98 - Present
                                                                         Director                      3/96 - Present

                                   Dreyfus Service                       Director                      3/97 - 3/99
                                   Organization, Inc.++

WILLIAM H. MARESCA                 The Dreyfus Trust Company+++          Chief Financial Officer       3/99 - Present
Controller                                                               Treasurer                     9/98 - Present
                                                                         Director                      3/97 - Present

                                   Dreyfus Service Corporation++         Chief Financial Officer       12/98 - Present

                                   Dreyfus Consumer Credit Corp. ++      Treasurer                     10/98 - Present

                                   Dreyfus Investment                    Treasurer                     10/98 - Present
                                   Advisors, Inc. ++

                                   Dreyfus-Lincoln, Inc.                 Vice President                10/98 - Present
                                   4500 New Linden Hill Road
                                   Wilmington, DE 19808

                                   The TruePenny Corporation++           Vice President                10/98 - Present

                                   Dreyfus Precious Metals, Inc. +++     Treasurer                     10/98 - 12/98

                                   The Trotwood Corporation++            Vice President                10/98 - Present

                                   Trotwood Hunters Corporation++        Vice President                10/98 - Present

                                   Trotwood Hunters Site A Corp. ++      Vice President                10/98 - Present

                                   Dreyfus Transfer, Inc.                Chief Financial Officer       5/98 - Present
                                   One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service                       Treasurer                     3/99 - Present
                                   Organization, Inc.++                  Assistant  Treasurer          3/93 - 3/99

                                   Dreyfus Insurance Agency of           Assistant Treasurer           5/98 - Present
                                   Massachusetts, Inc.++++


WILLIAM T. SANDALLS, JR.           Dreyfus Transfer, Inc.                Chairman                      2/97 - Present
Executive Vice President           One American Express Plaza,
                                   Providence, RI 02903

                                   Dreyfus Service Corporation++         Director                      1/96 - Present
                                                                         Executive Vice President      2/97 - Present
                                                                         Chief Financial Officer       2/97 - 12/98

                                   Dreyfus Investment                    Director                      1/96 - Present
                                   Advisors, Inc.++                      Treasurer                     1/96 - 10/98

                                   Dreyfus-Lincoln, Inc.                 Director                      12/96 - Present
                                   4500 New Linden Hill Road             President                     1/97 - Present
                                   Wilmington, DE 19808

                                   Seven Six Seven Agency, Inc.++        Director                      1/96 - 10/98
                                                                         Treasurer                     10/96 - 10/98

                                   The Dreyfus Consumer                  Director                      1/96 - Present
                                   Credit Corp.++                        Vice President                1/96 - Present
                                                                         Treasurer                     1/97 - 10/98

                                   The Dreyfus Trust Company +++         Director                      1/96 - Present

                                   Dreyfus Service Organization,         Treasurer                     10/96 - 3/99
                                   Inc.++

                                   Dreyfus Insurance Agency of           Director                      5/97 - 3/99
                                   Massachusetts, Inc.++++               Treasurer                     5/97 - 3/99
                                                                         Executive Vice President      5/97 - 3/99

DIANE P. DURNIN                    Dreyfus Service Corporation++         Senior Vice President -       5/95 - 3/99
Vice President - Product                                                 Marketing and Advertising
Development                                                              Division

PATRICE M. KOZLOWSKI               NONE
Senior Vice President - Corporate
Communications

MARY BETH LEIBIG                   NONE
Vice President -
Human Resources

THEODORE A. SCHACHAR               Dreyfus Service Corporation++         Vice President -Tax           10/96 - Present
Vice President - Tax
                                   The Dreyfus Consumer Credit           Chairman                      6/99 - Present
                                   Corporation ++                        President                     6/99 - Present

                                   Dreyfus Investment Advisors,          Vice President - Tax          10/96 - Present
                                   Inc.++

                                   Dreyfus Precious Metals, Inc. +++     Vice President - Tax          10/96 - 12/98

                                   Dreyfus Service Organization,         Vice President - Tax          10/96 - Present
                                   Inc.++


WENDY STRUTT                       None
Vice President

RICHARD TERRES                     None
Vice President

RAYMOND J. VAN COTT                Mellon Financial Corporation+         Vice President                7/98 - Present
Vice-President -
Information Systems
                                   Computer Sciences Corporation         Vice President                1/96 - 7/98
                                   El Segundo, CA

JAMES BITETTO                      The TruePenny Corporation++           Secretary                     9/98 - Present
ASSISTANT SECRETARY
                                   Dreyfus Service Corporation++         Assistant Secretary           8/98 - Present

                                   Dreyfus Investment                    Assistant Secretary           7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                       Assistant Secretary           7/98 - Present
                                   Organization, Inc.++

STEVEN F. NEWMAN                   Dreyfus Transfer, Inc.                Vice President                2/97 - Present
Assistant Secretary                One American Express Plaza            Director                      2/97 - Present
                                   Providence, RI 02903                  Secretary                     2/97 - Present

                                   Dreyfus Service                       Secretary                     7/98 - Present
                                   Organization, Inc.++                  Assistant Secretary           5/98 - 7/98





*        The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**       The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***      The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****     The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+        The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++       The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++      The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++     The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.


Item 27.    Principal Underwriters
--------    ----------------------

      (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)       Dreyfus A Bonds Plus, Inc.
2)       Dreyfus Appreciation Fund, Inc.
3)       Dreyfus Balanced Fund, Inc.
4)       Dreyfus BASIC GNMA Fund
5)       Dreyfus BASIC Money Market Fund, Inc.
6)       Dreyfus BASIC Municipal Fund, Inc.
7)       Dreyfus BASIC U.S. Government Money Market Fund
8)       Dreyfus California Intermediate Municipal Bond Fund
9)       Dreyfus California Tax Exempt Bond Fund, Inc.
10)      Dreyfus California Tax Exempt Money Market Fund
11)      Dreyfus Cash Management
12)      Dreyfus Cash Management Plus, Inc.
13)      Dreyfus Connecticut Intermediate Municipal Bond Fund
14)      Dreyfus Connecticut Municipal Money Market Fund, Inc.
15)      Dreyfus Florida Intermediate Municipal Bond Fund
16)      Dreyfus Florida Municipal Money Market Fund
17)      Dreyfus Founders Funds, Inc.
18)      The Dreyfus Fund Incorporated
19)      Dreyfus Global Bond Fund, Inc.
20)      Dreyfus Global Growth Fund
21)      Dreyfus GNMA Fund, Inc.
22)      Dreyfus Government Cash Management Funds
23)      Dreyfus Growth and Income Fund, Inc.
24)      Dreyfus Growth and Value Funds, Inc.
25)      Dreyfus Growth Opportunity Fund, Inc.
26)      Dreyfus Debt and Equity Funds
27)      Dreyfus Index Funds, Inc.
28)      Dreyfus Institutional Money Market Fund
29)      Dreyfus Institutional Preferred Money Market Fund
30)      Dreyfus Institutional Short Term Treasury Fund
31)      Dreyfus Insured Municipal Bond Fund, Inc.
32)      Dreyfus Intermediate Municipal Bond Fund, Inc.
33)      Dreyfus International Funds, Inc.
34)      Dreyfus Investment Grade Bond Funds, Inc.
35)      Dreyfus Investment Portfolios
36)      The Dreyfus/Laurel Funds, Inc.
37)      The Dreyfus/Laurel Funds Trust
38)      The Dreyfus/Laurel Tax-Free Municipal Funds
39)      Dreyfus LifeTime Portfolios, Inc.
40)      Dreyfus Liquid Assets, Inc.
41)      Dreyfus Massachusetts Intermediate Municipal Bond Fund
42)      Dreyfus Massachusetts Municipal Money Market Fund
43)      Dreyfus Massachusetts Tax Exempt Bond Fund
44)      Dreyfus MidCap Index Fund
45)      Dreyfus Money Market Instruments, Inc.
46)      Dreyfus Municipal Bond Fund, Inc.
47)      Dreyfus Municipal Cash Management Plus
48)      Dreyfus Municipal Money Market Fund, Inc.
49)      Dreyfus New Jersey Intermediate Municipal Bond Fund
50)      Dreyfus New Jersey Municipal Bond Fund, Inc.
51)      Dreyfus New Jersey Municipal Money Market Fund, Inc.
52)      Dreyfus New Leaders Fund, Inc.
53)      Dreyfus New York Municipal Cash Management
54)      Dreyfus New York Tax Exempt Bond Fund, Inc.
55)      Dreyfus New York Tax Exempt Intermediate Bond Fund
56)      Dreyfus New York Tax Exempt Money Market Fund
57)      Dreyfus U.S. Treasury Intermediate Term Fund
58)      Dreyfus U.S. Treasury Long Term Fund
59)      Dreyfus 100% U.S. Treasury Money Market Fund
60)      Dreyfus U.S. Treasury Short Term Fund
61)      Dreyfus Pennsylvania Intermediate Municipal Bond Fund
62)      Dreyfus Pennsylvania Municipal Money Market Fund
63)      Dreyfus Premier California Municipal Bond Fund
64)      Dreyfus Premier Equity Funds, Inc.
65)      Dreyfus Premier International Funds, Inc.
66)      Dreyfus Premier GNMA Fund
67)      Dreyfus Premier Worldwide Growth Fund, Inc.
68)      Dreyfus Premier Municipal Bond Fund
69)      Dreyfus Premier New York Municipal Bond Fund
70)      Dreyfus Premier State Municipal Bond Fund
71)      Dreyfus Premier Value Equity Funds
72)      Dreyfus Short-Intermediate Government Fund
73)      Dreyfus Short-Intermediate Municipal Bond Fund
74)      The Dreyfus Socially Responsible Growth Fund, Inc.
75)      Dreyfus Stock Index Fund
76)      Dreyfus Tax Exempt Cash Management
77)      The Dreyfus Premier Third Century Fund, Inc.
78)      Dreyfus Treasury Cash Management
79)      Dreyfus Treasury Prime Cash Management
80)      Dreyfus Variable Investment Fund
81)      Dreyfus Worldwide Dollar Money Market Fund, Inc.
82)      General California Municipal Bond Fund, Inc.
83)      General California Municipal Money Market Fund
84)      General Government Securities Money Market Funds, Inc.
85)      General Money Market Fund, Inc.
86)      General Municipal Bond Fund, Inc.
87)      General Municipal Money Market Funds, Inc.
88)      General New York Municipal Bond Fund, Inc.
89)      General New York Municipal Money Market Fund




(b)

                                                                                     Positions and
Name and principal                                                                   offices with
business address            Positions and offices with the Distributor               Registrant
----------------            ------------------------------------------               ----------


Thomas F. Eggers *          Chief Executive Officer and Chairman of the Board        None
J. David Officer *          President and Director                                   None
Stephen Burke *             Executive Vice President                                 None
Charles Cardona *           Executive Vice President                                 Executive Vice
                                                                                     President
Anthony DeVivio **          Executive Vice President                                 None
David K. Mossman **         Executive Vice President                                 None
Jeffrey N. Nachman ***      Executive Vice President and Chief Operations Officer    None
William T. Sandalls, Jr. *  Executive Vice President and Director                    None
Wilson Santos **            Executive Vice President and Director of Client Services None
William H. Maresca *        Chief Financial Officer                                  None
Ken Bradle **               Senior Vice President                                    None
Stephen R. Byers *          Senior Vice President                                    None
Frank J. Coates *           Senior Vice President                                    None
Joseph Connolly *           Senior Vice President                                    Vice President
                                                                                     and Treasurer
William Glenn *             Senior Vice President                                    None
Michael Millard **          Senior Vice President                                    None
Mary Jean Mulligan **       Senior Vice President                                    None
Bradley Skapyak *           Senior Vice President                                    None
Jane Knight *               Chief Legal Officer and Secretary                        None
Stephen Storen *            Chief Compliance Officer                                 None
Jeffrey Cannizzaro *        Vice President - Compliance                              None
Maria Georgopoulos *        Vice President - Facilities Management                   None
William Germenis            Vice President - Compliance                              None
Walter T. Harris *          Vice President                                           None
Janice Hayles *             Vice President                                           None
Hal Marshall *              Vice President - Compliance                              None
Paul Molloy *               Vice President                                           None
Theodore A. Schachar *      Vice President - Tax                                     None
James Windels *             Vice President                                           None
James Bitetto *             Assistant Secretary                                      None



*         Principal business address is 200 Park Avenue, New York, NY 10166.
**        Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***       Principal business address is 401 North Maple Avenue, Beverly Hills, CA 90210.


Item 28.       Location of Accounts and Records
-------        --------------------------------



               1.  The Bank of New York
                   90 Washington Street
                   New York, New York 10286

               2.  Dreyfus Transfer, Inc.
                   P.O. Box 9671
                   Providence, Rhode Island 02940-9671

               3.  The Dreyfus Corporation
                   200 Park Avenue
                   New York, New York 10166

Item 29.       Management Services
-------        -------------------

               Not Applicable

Item 30.       Undertakings
-------        ------------

               None


                                  SIGNATURES
                             --------------------


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of May, 2000.


                        DREYFUS TREASURY CASH MANAGEMENT


                  BY:  /s/Stephen E. Canter*
                        -----------------------------
                          Stephen E. Canter, PRESIDENT


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                    Title                               Date
------------------------- -------------------------------              ---------


/s/Stephen E. Canter*     President (Principal Executive Officer)        5/25/00
-------------------------
Stephen E. Canter

/s/Joseph S. Connolly*    Vice President and Treasurer                   5/25/00
------------------------- (Principal Financial and Accounting Officer)
Joseph S. Connolly

/s/Joseph S. DiMartino*   Trustee                                        5/25/00
-------------------------
Joseph S. DiMartino

/s/David W. Burke*        Trustee                                        5/25/00
-------------------------
David W. Burke

/s/Isabel P. Dunst*       Trustee                                        5/25/00
-------------------------
Isabel P. Dunst

/s/Lyle E. Gramley*       Trustee                                        5/25/00
-------------------------
Lyle E. Gramley

/s/Warren B. Rudman*      Trustee                                        5/25/00
-------------------------
Warren B. Rudman

BY:        /s/John B. Hammalian*
           ----------------------------
           John B. Hammalian,
           Attorney-in-Fact




                                EXHIBIT INDEX



Item No. 23                         Document

(b)                                 By-Laws, as amended

(e)                                 Form of Distribution Agreement and
                                    Forms of Service Agreements

(j)                                 Consent of Independent Auditors

(m)                                 Rule 12b-1 Service Plan, as amended

Other                               Powers of Attorney

Other                               Certificate of Secretary